SPINNAKER PLUS                                     File Nos. 33-69600/811-4716

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        / /
                    Pre-Effective Amendment No.                            / /
                    Post-Effective Amendment No.    3                      /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    / /
                            Amendment No.    19                            /X/
                       (Check appropriate box or boxes.)

                      SAFECO RESOURCE VARIABLE ACCOUNT B
                          (Exact Name of Registrant)

                         SAFECO Life Insurance Company
                              (Name of Depositor)

         15411 N.E. 51st Street, Redmond, Washington            98052
      (Address of Depositor's Principal Executive Offices)    (Zip Code)

       Depositor's Telephone Number, including Area Code (206) 867-8000

                     Name and Address of Agent for Service
                            WILLIAM E. CRAWFORD

                            15411 N.E. 51st Street
                          Redmond, Washington 98052
                                (206) 867-8257

                                  Copies to:
                              JOAN E. BOROS, ESQ.
                             Katten Muchin & Zavis
                      1025 Thomas Jefferson Street, N.W.
                                Suite 700 East
                             Washington, DC 20007
                                (202) 625-3500

Approximate date of Proposed Public Offering . . . . . . As Soon as Practicable
after Effective Date

It is proposed that this filing will become effective:
    X    immediately upon filing pursuant to paragraph (b) of Rule 485
   ---
         on ________, 1995 pursuant to paragraph (b) of Rule 485
   ---
         60 days after filing pursuant to paragraph (a)(1) of Rule 485
   ---
         on (date) pursuant to paragraph (a)(1) of Rule 485
   ---

If appropriate, check the following:
         this post-effective amendment designates a new effective date for a
   ---   previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for the fiscal year ending December 31, 1994 on or about February 28, 1995.

                      SAFECO RESOURCE VARIABLE ACCOUNT B

                      REGISTRATION STATEMENT ON FORM N-4

                             CROSS REFERENCE SHEET

Item No.                                                    Location
--------                                                    --------
                                    PART A
                                    ------

Item 1.  Cover Page......................................  Cover Page
Item 2.  Definitions.....................................  Definitions
Item 3.  Synopsis or Highlights..........................  Expense Table; Highlights
Item 4.  Condensed Financial Information.................  Schedule of Accumulation
                                                           Unit Values & Accumulation
                                                           Units Outstanding;
                                                           Performance Information
Item 5.  General Description of Registrant,
         Depositor, and Portfolio Companies..............  SAFECO; The
                                                           Separate Account;
                                                           SAFECO Resource
                                                           Series Trust; Insurance
                                                           Management Series;
                                                           Lexington Emerging
                                                           Markets Fund, Inc.;
                                                           Lexington Natural
                                                           Resources Trust; Scudder
                                                           Variable Life Investment
                                                           Fund;
Item 6.  Deductions and Expenses.........................  Charges and
                                                           Deductions; Expense
                                                           Table
Item 7.  General Description of Variable
         Annuity Contracts...............................  Cover Page; Rights
                                                           under the Contract;
                                                           Purchasing a Contract
Item 8.  Annuity Period..................................  Annuity and Death Benefit
                                                           Provisions
Item 9.  Distribution Requirements.......................  Annuity and Death B nefit
                                                            Provisions
Item 10. Purchases and Contract Value....................  Purchasing a Contract
Item 11. Redemptions.....................................  Withdrawals and Transfers
Item 12. Taxes...........................................  Tax Status
Item 13. Legal Proceedings...............................  Legal Proceedings
Item 14. Table of Contents of the Statement of
         Additional Information..........................  Table of Contents
                                                           of Statement of
                                                           Additional Information

Item No.                                                   Location
--------                                                   --------
                                    PART B
                                    ------

Item 15. Cover Page......................................  Cover Page
Item 16. Table of Contents...............................  Table of Contents
Item 17. General Information and History.................  General Information
Item 18. Services........................................  Not Applicable
Item 19. Purchase of Securities Being Offered............  Not Applicable
Item 20. Underwriters....................................  General Information/
                                                           Distributor
Item 21. Calculation of Performance Data.................  Additional Performance
                                                           Information
Item 22. Annuity Payments................................  Annuity Provisions
Item 23. Financial Statements............................  Financial Statements

                                    PART C
                                    ------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                    PART A
                                    ------

                                  PROSPECTUS

December 29, 1995                                  SAFECO LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                   INDIVIDUAL SINGLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                       SAFECO RESOURCE VARIABLE ACCOUNT B
                                       and
                          SAFECO LIFE INSURANCE COMPANY

Home Office:                                    Annuity Service Office:
   SAFECO Life Insurance Company                   SAFECO Life Insurance Company
   Pension Department                              Pension Department
   15411 N.E. 51st Street                          P.O. Box 34690
   Redmond, WA  98052                              Seattle, WA  98124-1690
   Telephone:  1-800-426-7649
   Fax:  206-867-8793

The Individual Single Purchase Payment Deferred Variable Annuity Contracts (the Contracts) described in this Prospectus provide for accumulation of Contract Values and payment of monthly annuity payments on a fixed and variable basis. The Contracts are designed for use by individuals in conjunction with retirement plans on a Qualified or Non-Qualified basis. Some of the Portfolios listed below may not be immediately available in states that have not yet approved the corresponding Contract endorsements.

At the Owner's direction, Purchase Payments for the Contracts will be allocated to a segregated investment account of SAFECO Life Insurance Company (SAFECO) which has been designated SAFECO Resource Variable Account B (the Separate Account) or to SAFECO's Fixed Account. Under certain circumstances, however, Purchase Payments may initially be allocated to the SAFECO Resource Money Market Sub-Account of the Separate Account. (See "Highlights.") The Separate Account invests in shares of SAFECO Resource Series Trust (see "SAFECO Resource Series Trust"), Insurance Management Series (see "Insurance Management Series"), Lexington Emerging Markets Fund, Inc. (see "Lexington Emerging Markets Fund, Inc."), Lexington Natural Resources Trust (see "Lexington Natural Resources Trust"), and Scudder Variable Life Investment Fund (see "Scudder Variable Life Investment Fund"). SAFECO Resource Series Trust currently consists of the SAFECO Resource Equity, Growth, Northwest, Bond and Money Market Portfolios. Insurance Management Series consists of six Portfolios, three of which are offered hereunder; the Corporate Bond Fund ("Federated Corporate Bond Portfolio"), the International Stock Fund ("Federated International Stock Portfolio") and the Utility Fund ("Federated Utility Portfolio"). Lexington Emerging Markets Fund, Inc. ("Lexington Emerging Markets Fund") and Lexington Natural Resources Trust each currently consist of only one Portfolio which are offered hereunder; the Lexington Emerging Markets Portfolio and the Lexington Natural Resources Portfolio, respectively. Scudder Variable Life Investment Fund ("Scudder Fund") consists of five Portfolios, two of which are offered hereunder;the Scudder Balanced Portfolio and the Scudder International Portfolio. See "Highlights" and "Tax Status - Diversification" for a discussion of owner control of the underlying investments in a variable annuity contract.

This Prospectus concisely sets forth the information a prospective investor should know before investing. Additional information about the Contracts is contained in the Statement of Additional Information which is available at no charge. The Table of Contents of the Statement of Additional Information can be found on page 38 of this Prospectus. Some of the discussions contained in this Prospectus will refer to the more detailed description contained in the Statement of Additional Information which is incorporated by reference in this Prospectus. For the Statement of Additional Information, call l-800-426-7649 or write to the Annuity Service Office address above.
--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                       -1-

THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

This prospectus and the Statement of Additional Information are dated December 29, 1995.

INQUIRIES: Any inquiries should be made by telephone to the number listed on the cover page of the Prospectus or the representative from whom this Prospectus was obtained. All other questions should be directed to the annuity Service Office, 1-800-426-7649 listed on the cover page of this Prospectus.


                               TABLE OF CONTENTS

                                                                          Page
                                                                          ----
Definitions...............................................................  5

Highlights................................................................  6

Expense Table.............................................................  8

Schedule of Accumulation Unit Values and
   Accumulation Unit Values Outstanding................................... 14

Financial Statements...................................................... 15

Performance Information................................................... 15
   All Sub-Accounts (Other than SAFECO Resource Money Market Sub-Account). 15
   SAFECO Resource Money Market Sub-Account............................... 15
   Rankings............................................................... 16

SAFECO.................................................................... 16

The Separate Account...................................................... 16
   SAFECO Resource Equity Sub-Account..................................... 17
   SAFECO Resource Growth Sub-Account..................................... 17
   SAFECO Resource Northwest Sub-Account.................................. 17
   SAFECO Resource Bond Sub-Account....................................... 17
   SAFECO Resource Money Market Sub-Account............................... 17
   Federated Corporate Bond Sub-Account................................... 18
   Federated International Stock Sub-Account.............................. 18
   Federated Utility Sub-Account.......................................... 18
   Lexington Emerging Markets Sub-Account................................. 18
   Lexington Natural Resources Sub-Account................................ 19
   Scudder Balanced Sub-Account........................................... 19
   Scudder International Sub-Account...................................... 20

SAFECO Resource Series Trust.............................................. 20

Insurance Management Series............................................... 20

Lexington Emerging Markets Fund, Inc...................................... 20

Lexington Natural Resources Trust......................................... 20

Scudder Variable Life Investment Fund..................................... 20

Voting Rights............................................................. 21

Substitution of Securities................................................ 21

Purchasing a Contract..................................................... 21
   Purchase Payments...................................................... 21
   Allocation of Purchase Payments........................................ 22
   Accumulation Unit...................................................... 22
   Principal Underwriter.................................................. 23

Charges and Deductions.................................................... 23
   Deduction for Premium and Other Taxes.................................. 23
   Deduction for Mortality and Expense Risk Charge........................ 23
   Deduction for Contingent Deferred Sales Charge......................... 24
   Reduction or Elimination of the Contingent Deferred Sales Charge....... 24
   Deduction for Withdrawal Charge........................................ 25
   Deduction for Transfer Charge.......................................... 25
   Other Expenses......................................................... 25

Rights Under the Contract................................................. 25
   Owner, Annuitant and Beneficiary....................................... 25
   Misstatement of Age.................................................... 26
   Evidence of Survival................................................... 26
   Contract Settlement.................................................... 26
   Substitute Payee....................................................... 26
   Non-Assignment......................................................... 26
   Modification of the Contracts.......................................... 26
   Termination of Contract................................................ 26

Annuity and Death Benefit Provisions...................................... 26
   Selection and Change of Settlement Options............................. 26
   Payment of Benefits.................................................... 27
   Frequency and Amount of Annuity Payments............................... 27
   Death of Owner Prior to Annuity Date................................... 27
   Death of Annuitant..................................................... 28
   Death of Owner After Annuity Date...................................... 28
   Settlement Options..................................................... 28
   Mortality and Expense Guarantee........................................ 29

Withdrawals and Transfers................................................. 29
   Withdrawals............................................................ 29
   Transfers.............................................................. 30

      Transfers by Written Request........................................ 30
      Transfers by Telephone.............................................. 30

   Suspension of Payments or Transfers.................................... 31

Other Services............................................................ 31
   The Programs........................................................... 31
   Dollar Cost Averaging Program.......................................... 31
   Automatic Transfer Program............................................. 32
   Appreciation or Interest Sweep Program................................. 32

   Sub-Account Rebalancing Program........................................ 32
   Systematic Investment Program.......................................... 33
   Periodic Withdrawal Program............................................ 33

Tax Status................................................................ 33
   Note................................................................... 33
   General................................................................ 34
   Diversification........................................................ 34
   Multiple Contracts..................................................... 35
   Tax Treatment of Assignments........................................... 35
   Income Tax Withholding................................................. 35
   Tax Treatment of Withdrawals - Non-Qualified Contracts................. 36
   Qualified Plans........................................................ 36
   Tax Treatment of Withdrawals - Qualified Contracts..................... 37
   Tax-Sheltered Annuities - Withdrawal Limitations....................... 37

Legal Proceedings......................................................... 38

Table of Contents of the Statement of Additional Information.............. 38

                                  DEFINITIONS

ACCUMULATION UNIT - An accounting unit of measure used to calculate the value of a Sub-Account prior to the Annuity Date.

ANNUITANT - The natural person on whose life Annuity payments are payable. The Contract will not be issued if the Annuitant is 76 years of age or older on the Contract Date.

ANNUITY - Any series of payments starting on the Annuity Date.

ANNUITY DATE - The date selected by the Owner for commencing Annuity payments under the Contract. The day of the month on which the payments will be made will be determined by SAFECO. The Annuity Date cannot be later than the date the Annuitant attains age 85.

ANNUITY UNIT - An accounting unit of measure used to calculate Annuity payments after the Annuity Date.

BENEFICIARY - The person or persons entitled to receive benefits under the Contract upon the death of the Owner.

CONTRACT ANNIVERSARY - Any anniversary of the Contract Date.

CONTRACT DATE - The earlier of the date on which the initial Purchase Payment is allocated to the Separate Account or the Fixed Account.

CONTRACT VALUE - The sum of the Owner's interest in the Sub-Accounts of the Separate Account and the Fixed Account.

CONTRACT YEAR - The twelve month period which commences on the Contract Date and each succeeding twelve month period thereafter.

ELIGIBLE INVESTMENT(S) - An investment entity in which a Sub-Account invests as an underlying investment of the Contract.

FIXED ACCOUNT - SAFECO's General Account, referred to in the Contract as the "Fixed Account," consists of the total Purchase Payments received by SAFECO under a fixed annuity rider to the Contract and not previously withdrawn, plus interest on each such Purchase Payment, less any applicable charges and deductions. Purchase Payments allocated to the Fixed Account will become part of the general corporate fund of SAFECO to be so used and invested consistent with state insurance laws and will not be segregated from SAFECO's other assets.

FUNDS - The funding vehicles for the Separate Account, other than the Trust:
Certain portfolios of Insurance Management Series; Lexington Emerging Markets Fund, Inc.; Lexington Natural Resources Trust; and Scudder Variable Life Investment Fund.

NET PURCHASE PAYMENT - Purchase Payment less premium taxes.

NON-QUALIFIED CONTRACTS - Contracts issued under Non-Qualified Plans which do not receive favorable tax treatment under Sections 403(b) or 408 of the Internal Revenue Code.

OWNER - The person(s) or entity named in the Application who/which has all rights under the Contract. Joint Owners are allowed only if the joint Owners are spouses. Each joint Owner shall have equal ownership rights and must jointly exercise those rights.

PORTFOLIO - A segment of an Eligible Investment which constitutes a separate and distinct class of shares.

PURCHASE PAYMENTS - Payments made to purchase Accumulation Units or which are allocated to the Fixed Account.

QUALIFIED CONTRACTS - Contracts issued under Qualified Plans which receive favorable tax treatment under Sections 403(b) or 408 of the Internal Revenue Code.

SAFECO - SAFECO Life Insurance Company at its Annuity Service Office shown on the cover page of this Prospectus.

SEPARATE ACCOUNT - A separate investment account of SAFECO, designated as SAFECO Resource Variable Account B, into which Purchase Payments or Contract Values may be allocated. The Separate Account is divided into Sub-Accounts.

TRUST - SAFECO Resource Series Trust, one of the Eligible Investments for the Separate Account.

VALUATION DATE - Each day that the New York Stock Exchange is open for business, which is Monday through Friday, except for New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

VALUATION PERIOD - The period commencing at the close of business on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

WITHDRAWAL - Any payment, including Contract charges and deductions, from the Contracts.

                                   HIGHLIGHTS

The Contracts described in this Prospectus provide for accumulation of Contract Values and payment of monthly annuity payments on a fixed and variable basis.

At the Owner's direction, Purchase Payments for the Contracts are allocated to a segregated investment account of SAFECO, which account has been designated SAFECO Resource Variable Account B, or to the Fixed Account. (See "Definitions - Fixed Account.") Under certain circumstances, however, Purchase Payments may initially be allocated to the SAFECO Resource Money Market Sub-Account of the Separate Account (see below). The assets of the Separate Account are the property of SAFECO and obligations arising under the Contracts are SAFECO's general corporate obligations.

The Separate Account is divided into Sub-Accounts, with the assets of each Sub-Account invested in one Portfolio of the Trust or the Funds. The Trust and the Funds are open-end, diversified, management investment companies. There are currently five Portfolios available to the Separate Account under the Trust: the SAFECO Resource Equity, Growth, Northwest, Bond and Money Market Portfolios. There are currently three Portfolios available to the Separate Account under the Insurance Management Series: the Federated Corporate Bond Portfolio, the Federated International Stock Portfolio and the Federated Utility Portfolio. The Lexington Emerging Markets Portfolio is currently the only Portfolio of the Emerging Markets Fund available to the Separate Account. The Lexington Natural Resources Portfolio is currently the only Portfolio of the Lexington Natural Resources Trust available to the Separate Account. There are currently two Portfolios available to the Separate Account under the Scudder Fund: the Scudder Balanced Portfolio and the Scudder International Portfolio. Each Portfolio of the Trust and the Funds has different investment objectives. Owners bear the investment risk for all amounts allocated to the Separate Account. For more information on the Trust and each of the Funds and their respective Portfolios, please see "SAFECO Resource Series Trust," "Insurance Management Series," "Lexington Emerging Markets Fund, Inc." "Lexington Natural Resources Trust," and "Scudder Variable Life Investment Fund," and the Prospectuses for the Trust and the Funds which accompany and should be read with this Prospectus.

Within ten (10) days of the date of receipt of the Contract by the Owner, or a longer period as may be required by the state of issuance, it may be returned by delivering or mailing it to SAFECO at its Annuity Service Office or to the agent through whom it was purchased. When the Contract is received by SAFECO, it will be voided as if it had never been in force and SAFECO will refund the Contract Value (which may be more or less than the

Purchase Payments) computed at the end of the Valuation Period during which the Contract is received by SAFECO. However, in states where required and in the case of Contracts purchased pursuant to an Individual Retirement Annuity, SAFECO will refund the Purchase Payments rather than the Contract Value. Initial Purchase Payments are allocated to the appropriate Sub-Account(s) in accordance with the election made by the Owner in the Application. SAFECO reserves the right, however, to allocate all initial Purchase Payments to the SAFECO Resource Money Market Sub-Account until the expiration of fifteen (15) days from the date the first Purchase Payment is received (except for any Purchase Payment to be allocated to the Fixed Account as elected by the Owner). If SAFECO chooses to automatically allocate Purchase Payments to the SAFECO Resource Money Market Sub-Account, SAFECO will refund the greater of Purchase Payments or the Contract Value. Upon the expiration of the fifteen day period, the Sub-Account Value of the SAFECO Resource Money Market Sub-Account will be allocated to the appropriate Sub-Account(s) in accordance with the election made by the Owner in the Application. Various charges and deductions from Purchase Payments and the Separate Account are described below.

A Contingent Deferred Sales Charge (sales load) may be deducted in the event of a Withdrawal of all or a portion of the Contract Value. The Contingent Deferred Sales Charge is imposed on Withdrawals made in the first eight (8) Contract Years and is assessed as a percentage of the amount withdrawn. The maximum Contingent Deferred Sales Charge is 8% of the amount withdrawn. An Owner may make Withdrawals in any Contract Year of up to 10% of the Contract Value free from the Contingent Deferred Sales Charge. There are certain other additional instances in which this Charge is not applied. (See "Charges and Deductions - Deduction for Contingent Deferred Sales Charge.") SAFECO deducts a Withdrawal Charge which is equal to the lesser of $25 or 2% of the amount withdrawn for each Withdrawal after the first in any Contract Year. (See "Charges and Deductions - Deduction for Withdrawal Charge.")

There is a deduction made for the Mortality and Expense Risk Charge computed on a daily basis which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. This Charge compensates SAFECO for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions - Deduction for Mortality and Expense Risk Charge.")

Under certain circumstances, a Transfer Charge may be assessed when an Owner transfers Contract Values from one Sub-Account to another Sub-Account or to or from the Fixed Account. (See "Charges and Deductions - Deduction for Transfer Charge.")

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values with respect to Non-Qualified Contracts. SAFECO reserves the right to deduct these taxes from Contract Values with respect to Qualified Contracts. (See "Charges and Deductions - Deduction for Premium and Other Taxes.")

There are deductions from and expenses paid out of the assets of the Trust and the Funds. See the accompanying Trust and Funds Prospectuses.

There is a ten percent (10%) federal income tax penalty applied to the income portion of any premature distribution from Non-Qualified Contracts. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code")); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982. For federal income tax purposes, withdrawals are deemed to be on a last-in, first-out basis. Separate tax withdrawal penalties and restrictions apply to Qualified Contracts. (See "Tax Status - Tax Treatment of Withdrawals - Qualified Contracts.") For a further discussion of the taxation of the Contracts see "Tax Status."

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) are limited to circumstances only when the Owner attains age 59 1/2, separates from service, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code) or in the case of hardship. Withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Tax penalties may also apply. (See "Tax Status - Tax Treatment of Withdrawals - Qualified Contracts.") Owners should consult their own tax counsel or other tax adviser regarding any distributions. (See "Tax Status - Tax-Sheltered Annuities - Withdrawal Limitations.")

The Treasury Department has indicated that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract. The issuance of such guidelines may require SAFECO to impose limitations on an Owner's right to control the investment. It is not known whether any such guidelines would have a retroactive effect (See "Tax Status - Diversification").

Because of certain exemptive and exclusionary provisions, interests in the Fixed Account are not registered under the Securities Act of 1933 and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts, and SAFECO has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in the Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                          E X P E N S E   T A B L E +

                      SAFECO RESOURCE VARIABLE ACCOUNT B

 + The information in this Expense Table set forth below with respect to the Portfolios was provided to the Separate Account by the Portfolios and such information was not independently verified by the Separate Account.

CONTRACT OWNER TRANSACTION EXPENSES:

DEFERRED SALES Contingent Deferred Sales Charge (as a percentage of amount withdrawn)*: This charge applies to Withdrawals in any Contract Year which exceed 10% of the Owner's Contract Value:

          Contract Year 1          8% of amount withdrawn
          Contract Year 2          7% of amount withdrawn
          Contract Year 3          6% of amount withdrawn
          Contract Year 4          5% of amount withdrawn
          Contract Year 5          4% of amount withdrawn
          Contract Year 6          3% of amount withdrawn
          Contract Year 7          2% of amount withdrawn
          Contract Year 8          1% of amount withdrawn
          After Contract Year 8    0% of amount withdrawn

* While the Contingent Deferred Sales Charge assesses a percentage of the amount withdrawn according to the stated schedule, total Contingent Deferred Sales Charges collected by SAFECO will not exceed 8.5% of the Purchase Payments made under the Contract.

SURRENDER FEES:     Equal to the lesser of $25 or 2% of the amount
                    withdrawn for each Withdrawal after the first in any Contract Year. Not deducted where the Owner is participating in the Systematic Withdrawal program or is exercising a Settlement Option.

EXCHANGE FEE:       First 12 Transfers in a Contract Year are free.
                    Thereafter, SAFECO reserves the right to assess a Transfer
                    Charge which will be equal to the lesser of $10 or 2% of the amount transferred. The charge is not imposed under the Programs, subject to certain requirements.

SEPARATE ACCOUNT ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

  Mortality and Expense Risk Fees                     1.25%
                                                      ----

  Total Separate Account Annual Expenses              1.25%

SAFECO RESOURCE SERIES TRUST ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees
     SAFECO Resource Equity Portfolio                  .74%
     SAFECO Resource Growth Portfolio                  .74%
     SAFECO Resource Northwest Portfolio               .74%
     SAFECO Resource Bond Portfolio                    .74%
     SAFECO Resource Money Market Portfolio            .65%

  Other Expenses*
     SAFECO Resource Equity Portfolio                  .06%
     SAFECO Resource Growth Portfolio                  .16%
     SAFECO Resource Northwest Portfolio               .00%
     SAFECO Resource Bond Portfolio                    .00%
     SAFECO Resource Money Market Portfolio            .00%

  Total Trust Annual Expenses
     SAFECO Resource Equity Portfolio                  .80%
     SAFECO Resource Growth Portfolio                  .90%
     SAFECO Resource Northwest Portfolio               .74%
     SAFECO Resource Bond Portfolio                    .74%
     SAFECO Resource Money Market Portfolio            .65%

INSURANCE MANAGEMENT SERIES ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees
     Federated Corporate Bond Portfolio                .00%
     Federated International Stock Portfolio           .52%
     Federated Utility Portfolio                       .00%

  Other Expenses**
     Federated Corporate Bond Portfolio                .80%
     Federated International Stock Portfolio           .73%
     Federated Utility Portfolio                       .85%

  Total Fund Annual Expenses**
     Federated Corporate Bond Portfolio                .80%
     Federated International Stock Portfolio          1.25%
     Federated Utility Portfolio                       .85%

LEXINGTON EMERGING MARKETS FUND, INC. ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees                                      .85%

  Other Expenses***                                    .45%

  Total Fund Annual Expenses***                       1.30%

LEXINGTON NATURAL RESOURCES TRUST ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees                                     1.00%

  Other Expenses****                                   .55%

  Total Fund Annual Expenses****                      1.55%

SCUDDER VARIABLE LIFE INVESTMENT FUND ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees

     Scudder Balanced Portfolio                        .475%
     Scudder International Portfolio                   .875%

  Other Expenses*****

     Scudder Balanced Portfolio                        .275%
     Scudder International Portfolio                   .205%

  Total Fund Annual Expenses*****

     Scudder Balanced Portfolio                         .75%
     Scudder International Portfolio                   1.08%

* Prior to May 5, 1994 SAFECO paid all other expenses of SAFECO Resource Series Trust. Beginning on May 5, 1994 SAFECO will pay all other expenses of the SAFECO Resource Portfolios of the Trust until a SAFECO Resource Portfolio's assets reach $20 million. Once a SAFECO Resource Portfolio's assets reach $20 million, the other expenses of the SAFECO Resource Portfolio will be paid by such SAFECO Resource Portfolio. The SAFECO Resource Equity Portfolio currently has assets in excess of $20 million. In 1994, other expenses incurred by the SAFECO Resource Equity Portfolio equaled .04%. In 1995, it is anticipated that the SAFECO Resource Growth Portfolio will also have assets in excess of $20 million. The Other Expenses above and the Examples below of the SAFECO Resource Equity and Growth Portfolios reflect expenses expected to be incurred in 1995. They are only estimates. Other expenses actually incurred by the SAFECO Resource Equity and Growth Portfolios in 1995 may vary.

** SAFECO has entered into a Participation Agreement with the Insurance Management Series in connection with the Separate Account's investment in the shares of the Insurance Management Series. Other Participating Insurance Companies have entered into similar Participation Agreements with the Insurance Management Series. For the six months ended June 30, 1995, the adviser voluntarily waived or reimbursed expenses, as follows: Federated Corporate Bond Fund $116,027, absent reimbursement $127,025; Federated Utility Fund $123,561, absent reimbursement $144,557.

*** SAFECO has entered into a Participation Agreement with the Lexington Emerging Markets Fund in connection with the Separate Account's investment in the shares of the Lexington Emerging Markets Fund. Other Participating Insurance Companies have entered into similar Participation Agreements with the Lexington Emerging Markets Fund. For the six months ended June 30, 1995, the adviser voluntarily waived or reimbursed expenses, as follows:
     Lexington Emerging Markets Fund $70,426, absent reimbursement $105,813.

**** SAFECO has entered into a Participation Agreement with the Lexington
     Natural Resources Trust in connection with the Separate Account's investment in the shares of the Lexington Natural Resources Trust. Other Participating Insurance Companies have entered into similar Participation Agreements with the Lexington Natural Resources Trust.

*****SAFECO has entered into a Participation Agreement with the Scudder Fund in connection with the Separate Account's investment in the shares of the Scudder Fund. Other insurance companies (together, with SAFECO, collectively referred to herein as "Participating Insurance Companies") have entered into similar Participation Agreements with the Scudder Fund. For a period of five years from the date of execution of a Participation Agreement with the Scudder Fund, and from year to year thereafter if agreed to by the Participating Insurance Company and the Scudder Fund, each Participating Insurance Company (including SAFECO) has agreed to reimburse the Scudder Fund to the extent that annual operating expenses of the Scudder Balanced Portfolio of the Scudder Fund exceed 0.75% of such Portfolio's average annual net assets and to the extent that the annual operating expenses of the Scudder International Portfolio of the Scudder Fund exceed 1.50% of such Portfolio's average annual net assets. Under these arrangements, no reimbursement of expenses of either of these Portfolios was required of SAFECO for the year ended December 31, 1994.

     For the year ended December 31, 1994, Scudder Investor Services, Inc. did not impose a portion of its administrative fee due with respect to the Scudder Balanced Portfolio. If such fee had been imposed, the percentages shown for "Other Expenses" and for "Total Fund Annual Expenses" would have been .305% and 0.78%, respectively, for the Scudder Balanced Portfolio.

Examples for SAFECO Resource
----------------------------
Equity Sub-Account                              Year 1    Year 3     Year 5     Year 10
------------------                              ------    ------     ------     -------
Assuming a 5% return on assets, you would pay
the following expenses on a $l,000 investment:
Assuming withdrawal at end of period ..........  $ 95       $123       $151       $236
Assuming annuitization at end of period .......  $ 21       $ 64       $109       $236
Assuming no withdrawal ........................  $ 21       $ 64       $109       $236

Examples for SAFECO Resource
----------------------------
Bond Sub-Account                                Year 1    Year 3     Year 5     Year 10
----------------                                ------    ------     ------     -------
Assuming a 5% return on assets, you would pay
the following expenses on a $l,000 investment:
Assuming withdrawal at end of period ..........  $ 94       $121       $149       $232
Assuming annuitization at end of period .......  $ 20       $ 62       $107       $232
Assuming no withdrawal ........................  $ 20       $ 62       $107       $232

Examples for SAFECO Resource
Money Market Sub-Account                             Year 1       Year 3         Year 5       Year 10
------------------------                             ------       ------         ------       -------
Assuming a 5% return on assets, you would pay
the following expenses on a $1,000 investment:
Assuming withdrawal at end of period ........         $ 94          $119          $145          $222
Assuming annuitization at end of period .....         $ 19          $ 60          $103          $222
Assuming no withdrawal ......................         $ 19          $ 60          $103          $222

Examples for SAFECO Resource
Growth Sub-Account                                   Year 1       Year 3         Year 5       Year 10
------------------                                   ------       ------         ------       -------
Assuming a 5% return on assets, you would pay
the following expenses on a $1,000 investment:
Assuming withdrawal at end of period ........         $ 96          $126          $157          $248
Assuming annuitization at end of period .....         $ 22          $ 67          $115          $248
Assuming no withdrawal ......................         $ 22          $ 67          $115          $248

Examples for SAFECO Resource
Northwest Sub-Account                                Year 1       Year 3         Year 5       Year 10
---------------------                                ------       ------         ------       -------
Assuming a 5% return on assets, you would
pay the following expenses on a
$1,000 investment:
Assuming withdrawal at end of period ........         $ 94          $121          $149          $232
Assuming annuitization at end of period .....         $ 20          $ 62          $107          $232
Assuming no withdrawal ......................         $ 20          $ 62          $107          $232

Examples for Federated Corporate Bond Sub-Account    Year 1       Year 3         Year 5       Year 10
-------------------------------------------------    ------       ------         ------       -------
Assuming a 5% return on assets, you would pay
the following expenses on a $1,000 investment:
Assuming withdrawal at end of period ........         $ 95          $123          $152          $238
Assuming annuitization at end of period .....         $ 21          $ 64          $110          $238
Assuming no withdrawal ......................         $ 21          $ 64          $110          $238

Examples for
Federated International Stock Sub-Account            Year 1       Year 3         Year 5       Year 10
-----------------------------------------            ------       ------         ------       -------
Assuming a 5% return on assets, you would pay
the following expenses on a $1,000 investment:
Assuming withdrawal at end of period ........         $ 99          $136          $174          $284
Assuming annuitization at end of period .....         $ 25          $ 78          $133          $284
Assuming no withdrawal ......................         $ 25          $ 78          $133          $284

Examples for Federated Utility Sub-Account           Year 1       Year 3         Year 5       Year 10
------------------------------------------           ------       ------         ------       -------
Assuming a 5% return on assets, you would pay
the following expenses on a $1,000 investment:
Assuming withdrawal at end of period ........         $ 95          $125          $154          $243
Assuming annuitization at end of period .....         $ 21          $ 66          $113          $243
Assuming no withdrawal ......................         $ 21          $ 66          $113          $243

Examples for
Lexington Emerging Markets Sub-Account               Year 1       Year 3         Year 5       Year 10
--------------------------------------               ------       ------         ------       -------
Assuming a 5% return on assets, you would pay
the following expenses on a $1,000 investment:
Assuming withdrawal at end of period ........         $100          $137          $176          $289
Assuming annuitization at end of period .....         $ 26          $ 79          $136          $289
Assuming no withdrawal ......................         $ 26          $ 79          $136          $289

Examples for
Lexington Natural Resources Sub-Account              Year 1       Year 3         Year 5       Year 10
---------------------------------------              ------       ------         ------       -------
Assuming a 5% return on assets, you would pay
the following expenses on a $1,000 investment:
Assuming withdrawal at end of period ........         $102          $144          $188          $313
Assuming annuitization at end of period .....         $ 28          $ 87          $148          $313
Assuming no withdrawal ......................         $ 28          $ 87          $148          $313

Examples for Scudder Balanced Sub-Account            Year 1       Year 3         Year 5       Year 10
-----------------------------------------            ------       ------         ------       -------
Assuming a 5% return on assets, you would pay
the following expenses on a $1,000 investment:
Assuming withdrawal at end of period ........         $ 94          $122          $150          $233
Assuming annuitization at end of period .....         $ 20          $ 63          $108          $233
Assuming no withdrawal ......................         $ 20          $ 63          $108          $233

Examples for Scudder International Sub-Account       Year 1       Year 3         Year 5       Year 10
----------------------------------------------       ------       ------         ------       -------
Assuming a 5% return on assets, you would pay
the following expenses on a $1,000 investment:
Assuming withdrawal at end of period ........         $ 98          $131          $166          $267
Assuming annuitization at end of period .....         $ 24          $ 73          $125          $267
Assuming no withdrawal ......................         $ 24          $ 73          $125          $267


The information in the "Examples" is estimated and provided to assist the Owner in understanding the various costs and expenses charged to an Owner's Contract Value either directly or indirectly and reflects expenses of the Separate Account, the Trust and the Fund. The Examples do not reflect premium taxes which may be applicable. Contingent Deferred Sales Charges may be waived in certain circumstances. For additional information, see "Charges and Deductions" in this Prospectus for the Separate Account, "Management of the Trust" in the Prospectus for the Trust, "Insurance Management Series Information" in the Prospectus for the Insurance Management Series, "Management of the Fund" in the Prospectus for the Lexington Emerging Markets Fund, and "Investment Adviser, Sub-Adviser and Distributor" in the Prospectus for the Lexington Natural Resources Trust, and "Investment Adviser" in the Prospectus for the Scudder Fund.

THE INFORMATION ABOVE IS NOT INTENDED TO BE REPRESENTATIVE OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     SCHEDULE OF ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS OUTSTANDING
                       SAFECO RESOURCE VARIABLE ACCOUNT B

The financial information on this page has been audited by Ernst & Young LLP, independent auditors, whose report thereon appears in the Separate Account's Statement of Additional Information. (See "Accumulation Unit" for more information about the calculation of unit values.) Such information is not included for the Federated Corporate Bond Sub-Account, Federated International Stock Sub-Account, Federated Utility Sub-Account, Lexington Emerging Markets Sub-Account and Lexington Natural Resources Sub-Account as these are new Sub-Accounts.

                                 1994       1993      1992        1991        1990        1989        1988        1987
                                 ----       ----      ----        ----        ----        ----        ----        ----
SAFECO RESOURCE EQUITY SUB-ACCOUNT
July 21 value
(initial public offering)                                                                                      $   12.101
December 31 value          $   25.424  $   23.630  $   18.704  $   17.520  $   13.987  $   14.937  $   11.901  $    9.588
December 31 units           2,125,903   1,402,021     920,315     611,236     362,309     266,682     223,680     205,352

SAFECO RESOURCE BOND SUB-ACCOUNT
July 21 value
(initial public offering)                                                                                      $   10.126
December 31 value          $   15.559  $   16.253  $   14.882  $   14.107  $   12.532  $   11.909  $   10.835  $   10.250
December 31 units             479,731     446,935     310,293     255,098     219,928     211,685     200,405     200,017

SAFECO RESOURCE MONEY MARKET SUB-ACCOUNT
July 21 value
(initial public offering)                                                                                      $   10.083
December 31 value          $   13.837  $   13.516  $   13.335  $   13.074  $   12.527  $   11.754  $   10.923  $   10.318
December 31 units             341,722     273,511     307,262     231,643     224,216     210,094     209,593     203,233

SAFECO RESOURCE GROWTH SUB-ACCOUNT
January 7 value
(initial public offering)              $   10.000
December 31 value          $   14.897  $   13.480
December 31 units             421,837      56,074

SAFECO RESOURCE NORTHWEST SUB-ACCOUNT
January 7 value
(initial public offering)              $   10.000
December 31 value          $   10.156  $    9.923
December 31 units             108,875      37,710

SCUDDER BALANCED SUB-ACCOUNT
August 3 value
(initial public offering)              $    9.886
December 31 value          $   10.066  $   10.346
December 31 units             122,456      10,168

SCUDDER INTERNATIONAL SUB-ACCOUNT
August 3 value
(initial public offering)              $    9.335
December 31 value          $   10.519  $   10.743
December 31 units             466,212      68,405

                             FINANCIAL STATEMENTS

The financial statements for the Separate Account and SAFECO are contained in the Statement of Additional Information which is available at no charge by calling 1-800-426-7649 or writing to the Annuity Service Office address on the cover.

                            PERFORMANCE INFORMATION

In advertisements, the "yield," "effective yield," "total return" and "average annual total return" of the Sub- Accounts may be quoted.

ALL SUB-ACCOUNTS (OTHER THAN SAFECO RESOURCE MONEY MARKET SUB-ACCOUNT)

"Yield" is the annualization on a 360-day basis of net income per unit over a 30-day period divided by the accumulation unit value on the last day of the period. Yield figures are calculated by determining the income generated by an investment in the Sub-Account over a 30-day period. The income is then annualized by assuming that the income generated during the 30-day period continues to be generated each month for a 12-month period and is shown as a percentage of the investment. Yield figures will not include any applicable Contingent Deferred Sales Charge.

"Total return" is the total percentage change in the unit value of an investment over a stated period of time. "Average annual total return" is the annual percentage change in the unit value of an investment over a stated period of time. Both total return and average annual total return assume the reinvestment of dividend and capital gains distributions.

Standardized total return figures which appear in advertisements or sales literature will be calculated for required time periods based on a set initial investment amount and include the Contingent Deferred Sales Charge. From time to time, non-standardized total return figures may accompany the standardized figures. Non-standardized total return figures may be calculated in a variety of ways including but not necessarily limited to different time periods, different initial investment amounts, additions of periodic payments, use of time weighted average annual returns which take into consideration the length of time each investment has been on deposit, and with or without the Contingent Deferred Sales Charge. Non-standardized figures may cause the performance of the Sub-Accounts to appear higher than performance calculated using standard parameters.

SAFECO RESOURCE MONEY MARKET SUB-ACCOUNT

"Yield" is the annualization on a 365-day basis of the SAFECO Resource Money Market Sub-Account's net income over a 7-day period. Yield figures are calculated by determining the income generated by an investment in the Sub-Account over a 7-day period. The income is then annualized by assuming that the income generated during the 7-day period continues to be generated each week for a 52-week period and is shown as a percentage of the investment.

"Effective yield" is the annualization, on a 365-day basis, of the Sub-Account's net income over a 7-day period with dividends reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

As explained above, yield figures will not include any applicable Contingent Deferred Sales Charge.

For the SAFECO Resource Money Market Portfolio, total return and average annual total return are nonstandardized performance figures which may accompany the standardized yield and effective yield. "Total return" is the total percentage change in the unit value of an investment over a stated period of time and "average annual total return" is the annual percentage change in the unit value of an investment over a stated period of time. Nonstandardized total return and average annual total return figures for the SAFECO Resource Money Market Portfolio may be calculated in a variety of ways, as described above.

RANKINGS

In addition to these performance figures, the Sub-Accounts may advertise rankings as provided by the Lipper Variable Insurance Products Performance Analysis Service published by Lipper Analytical Services, Inc. which monitors separate account performance for variable annuity products such as the Contracts, the VARDS Report which is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. or the Variable Annuity Performance Report published by Morningstar, Inc. which is also a monthly analysis of variable annuity performance. Rankings provided by these sources may or may not include all applicable charges.

Performance figures and quoted rankings are indicative only of past performance and are not intended to represent future investment results.

                                     SAFECO

SAFECO is a stock life insurance company which was organized under the laws of the state of Washington on January 23, 1957. SAFECO writes individual and group life, accident and health insurance and annuities. SAFECO is licensed to do business in the District of Columbia and all states except New York. SAFECO is a wholly-owned subsidiary of SAFECO Corporation which is a holding company whose subsidiaries are engaged primarily in insurance and financial service businesses. The home office of SAFECO is located at 15411 N.E. 51st Street, Redmond, Washington 98052.

                              THE SEPARATE ACCOUNT

The Board of Directors of SAFECO adopted a resolution to establish a segregated asset account pursuant to Washington insurance law on February 6, 1986. This segregated asset account has been designated SAFECO Resource Variable Account B. SAFECO has caused the Separate Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Separate Account meets the definition of a "separate account" under the federal securities laws.

The assets of the Separate Account are the property of SAFECO. However, the assets of the Separate Account, equal to the reserves and other contract liabilities with respect to the Separate Account, are not chargeable with liabilities arising out of any other business SAFECO may conduct. Income, gains and losses, whether or not realized, are in accordance with the Contracts credited to or charged against the Separate Account without regard to other income, gains or losses of SAFECO. SAFECO's obligations arising under the Contracts are general corporate obligations. The investments of the Separate Account will be valued at their fair market value in accordance with the procedures approved by the Board of Directors of SAFECO and the Separate Account committee.

The Separate Account is divided into Sub-Accounts, with the assets of each Sub-Account invested in one of the Portfolio(s) of the Trust or the Funds. Currently there are five SAFECO Resource Portfolios available under the Trust: the SAFECO Resource Equity Portfolio, SAFECO Resource Growth Portfolio, SAFECO Resource Northwest Portfolio, SAFECO Resource Bond Portfolio and SAFECO Resource Money Market Portfolio. Currently there are three Portfolios available under the Insurance Management Series: the Federated Corporate Bond Portfolio, the Federated International Stock Portfolio and the Federated Utility Portfolio. The Lexington Emerging Markets Portfolio is currently the only Portfolio of the Emerging Markets Fund available to the Separate Account. The Lexington Natural Resources Portfolio is currently the only Portfolio of the Lexington Natural Resources Trust available to the Separate Account. There are two Portfolios available under the Scudder Fund: the Scudder Balanced Portfolio and Scudder International Portfolio. There is no assurance that the investment objective of any of the Portfolios will be met. Owners bear the complete investment risk for Purchase Payments allocated to a Sub-Account. Contract Values will fluctuate in accordance with the investment performance of the Sub-Account(s) to which Purchase Payments are allocated, and in accordance with the imposition of the fees and charges assessed under the Contracts.

SAFECO RESOURCE EQUITY SUB-ACCOUNT

The investment objective of the SAFECO Resource Equity Sub-Account is to seek long-term growth of capital and reasonable current income.

The SAFECO Resource Equity Sub-Account invests in the SAFECO Resource Equity Portfolio. To pursue its investment objective, the SAFECO Resource Equity Portfolio ordinarily invests principally in common stocks or securities convertible into common stocks. Fixed-Income securities may be purchased in accordance with business and financial conditions.

SAFECO RESOURCE GROWTH SUB-ACCOUNT

The investment objective of the SAFECO Resource Growth Sub-Account is to seek growth of capital and the increased income that ordinarily follows from such growth.

The SAFECO Resource Growth Sub-Account invests in the SAFECO Resource Growth Portfolio. To pursue its investment objective, the SAFECO Resource Growth Portfolio will ordinarily invest a preponderance of its assets in common stocks selected primarily for potential appreciation. To determine those common stocks which have the potential for long-term growth, SAFECO Asset Management Company, the Trust's investment adviser, will evaluate the issuer's financial strength, quality of management and earnings power.

SAFECO RESOURCE NORTHWEST SUB-ACCOUNT

The investment objective of the SAFECO Resource Northwest Sub-Account is to seek long-term growth of capital through investing primarily in Northwest companies.

The SAFECO Resource Northwest Sub-Account invests in the SAFECO Resource Northwest Portfolio. To pursue its investment objective, the SAFECO Resource Northwest Portfolio will invest at least 65% of its total assets in securities issued by companies with their principal executive offices located in Washington, Alaska, Idaho, Oregon or Montana.

The SAFECO Resource Northwest Portfolio will ordinarily invest its assets in shares of common stock selected primarily for potential long-term appreciation. The SAFECO Resource Northwest Portfolio may also occasionally invest in securities convertible into common stock.

SAFECO RESOURCE BOND SUB-ACCOUNT

The investment objective of the SAFECO Resource Bond Sub-Account is to seek as high a level of current income as is consistent with the relative stability of capital.

The SAFECO Resource Bond Sub-Account invests in the SAFECO Resource Bond Portfolio. To pursue its investment objective, the SAFECO Resource Bond Portfolio invests primarily in medium-term debt securities. Although the SAFECO Resource Bond Portfolio does not intend to purchase below investment grade bonds during the coming year, it may hold up to 20% of total assets in bonds which are downgraded after purchase to below investment grade quality by Standard & Poor's Corporation or Moody's Investors Service, Inc. Below investment grade bonds are commonly referred to as high-yield or "junk" bonds and have special risks associated with them. See the Trust's Prospectus and Statement of Additional Information for more information.

SAFECO RESOURCE MONEY MARKET SUB-ACCOUNT

The investment objective of the SAFECO Resource Money Market Sub-Account is to seek as high a level of current income as is consistent with the preservation of capital and liquidity through investments in high-quality money market investments maturing in thirteen months or less.

The SAFECO Resource Money Market Sub-Account invests in the SAFECO Resource Money Market Portfolio which seeks to maintain a net asset value per share of $1.00. SHARES OF THE SAFECO RESOURCE MONEY MARKET PORTFOLIO ARE NEITHER INSURED, NOR GUARANTEED, BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE SAFECO RESOURCE MONEY MARKET PORTFOLIO WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

FEDERATED CORPORATE BOND SUB-ACCOUNT

The investment objective of the Federated Corporate Bond Sub-Account is to seek high current income.

The Federated Corporate Bond Sub-Account invests in the Federated Corporate Bond Portfolio. To pursue its investment objective, the Federated Corporate Bond Portfolio invests primarily in a diversified portfolio of professionally managed fixed-income securities. The fixed-income securities in which the Federated Corporate Bond Portfolio intends to invest are lower-rated corporate debt obligations, which are commonly referred to as "junk bonds." Some of these fixed-income securities may involve equity features. Capital growth will be considered, but only when consistent with the investment objective of high current income.

FEDERATED INTERNATIONAL STOCK SUB-ACCOUNT

The investment objective of the Federated International Stock Sub-Account is to seek to obtain a total return on its assets.

The Federated International Stock Sub-Account invests in the Federated International Stock Portfolio. To pursue its investment objective, the Federated International Stock Portfolio invests in a diversified portfolio of equity securities issued by non-U.S. issuers. The Federated International Stock Portfolio will invest at least 65% of its total assets, and under normal market conditions substantially all of its assets, in equity securities of issuers located in at least three different countries outside of the United States. The equity securities will be selected primarily for superior growth potential and to reduce portfolio volatility. The Federated International Stock Portfolio may purchase sponsored or unsponsored American Depository Receipts, Global Depository Receipts, and European Depository Receipts; corporate and government fixed income securities of issuers outside of the United States; convertible securities; and options and financial futures contracts. While the Federated International Stock Portfolio primarily invests in dividend-paying equity securities of established companies that appear to have growth potential, it may as a temporary defensive position, shift its emphasis to such other securities if such investments appear to offer potential higher return.

FEDERATED UTILITY SUB-ACCOUNT

The investment objective of the Federated Utility Sub-Account is to seek high current income and moderate capital appreciation.

The Federated Utility Sub-Account invests in the Federated Utility Portfolio. To pursue its investment objective, the Federated Utility Portfolio invests primarily in a professionally managed and diversified portfolio of equity and debt securities of utility companies that produce, transmit, or distribute gas and electric energy as well as those companies that provide communications facilities, such as telephone and telegraph companies. Under normal market conditions, the Federated Utility Portfolio invests at least 65% of its total assets in securities of utility companies.

LEXINGTON EMERGING MARKETS SUB-ACCOUNT

The investment objective of the Lexington Emerging Markets Sub-Account is to seek long-term growth of capital primarily through investment in equity securities and equivalents of companies domiciled in, or doing business in, emerging countries and emerging markets.

The Lexington Emerging Markets Sub-Account invests in the Lexington Emerging Markets Portfolio. To pursue its investment objective, the Lexington Emerging Markets Portfolio invests primarily in emerging country and emerging market equity securities of all types of common stocks and equivalents (the following constitute equivalents: convertible debt securities and warrants), although the Portfolio also may invest in preferred stocks, bonds, and money market instruments of foreign and domestic companies, the U.S. government, and its agencies. The Lexington Emerging Markets Portfolio, under normal conditions, will invest at least 65% of its total assets in emerging country and emerging market equity securities in at least three countries outside of the U.S. and at all times will invest in a minimum of three countries outside of the U.S. Investments in emerging country equity securities are not subject to a maximum limit, and it is the intention of the Lexington Emerging Markets Portfolio's adviser to invest substantially all of the Portfolio's assets in such securities. For purposes of its investment objective, the Lexington Emerging Markets Portfolio considers emerging country equity securities to be any country whose economy and market the World Bank or United Nations considers to be emerging or developing, and the Portfolio also may invest in equity securities and equivalents, traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in such emerging countries and emerging markets or sales made in such countries.

LEXINGTON NATURAL RESOURCES SUB-ACCOUNT

The investment objective of the Lexington Natural Resources Sub-Account is to seek long-term growth of capital through investing primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies.

The Lexington Natural Resources Sub-Account invests in the Lexington Natural Resources Portfolio. To pursue its investment objective, the Lexington Natural Resources Portfolio seeks to identify securities of companies that, in its management's opinion, are undervalued relative to the value of natural resource holdings of such companies in light of current and anticipated economic or financial conditions. The Lexington Natural Resources Portfolio will consider a company to have substantial natural resource assets when, in its management's opinion, the company's holdings of the assets are of such magnitude, when compared to the capitalization, revenues or operating profits of the company, that changes in the economic value of the assets will affect the market price of the equity securities of such company, which, generally, is when at least 50% of the non-current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from, directly or indirectly through subsidiaries, exploring, mining, refining, processing, fabricating, dealing in or owning natural resource assets. Up to 25% of the Lexington Natural Resources Portfolio's total assets may be invested in securities principally traded in markets outside the U.S.

SCUDDER BALANCED SUB-ACCOUNT

The investment objective of the Scudder Balanced Sub-Account is to seek a balance of growth and income from a diversified portfolio of equity and fixed income securities. The Scudder Balanced Sub-Account also seeks long-term preservation of capital through a quality-oriented investment approach that is designed to reduce risk.

The Scudder Balanced Sub-Account invests in the Scudder Balanced Portfolio. In seeking its objectives of a balance of growth and income, as well as long-term preservation of capital, the Scudder Balanced Portfolio invests in a diversified portfolio of equity and fixed income securities. The Scudder Balanced Portfolio invests, under normal circumstances, at least 50%, but no more than 75%, of its net assets in common stocks and other equity investments. The Scudder Balanced Portfolio's equity investments consist of common stocks, preferred stocks, warrants and securities convertible into common stocks, of companies that, in the investment adviser's judgment, are of above-average financial quality and offer the prospect for above-average growth in earnings, cash flow, or assets relative to the overall market as defined by the Standard and Poor's 500 Composite Stock Price Index. To enhance income and stability, the Scudder Balanced Portfolio's remaining assets are allocated to bonds and other fixed income securities, including cash reserves. The Scudder Balanced Portfolio will normally invest 25% to 50% of its net assets in fixed income securities. However, at least 25% of the Scudder Balanced Portfolio's net assets must always be invested in fixed income securities.

SCUDDER INTERNATIONAL SUB-ACCOUNT

The investment objective of the Scudder International Sub-Account is to seek long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

The Scudder International Sub-Account invests in the Scudder International Portfolio. The Scudder International Portfolio invests in companies, wherever organized, which do business primarily outside the United States. The Scudder International Portfolio intends to diversify investments among several countries and to have represented in its holdings business activities in not less than three different countries. The Scudder International Portfolio invests primarily in equity securities of established companies listed on foreign exchanges. It may also invest in fixed income securities of foreign governments and companies.

                          SAFECO RESOURCE SERIES TRUST

The Trust has been established to act as one of the funding vehicles for the Contracts offered. The investment adviser to the Trust is SAFECO Asset Management Company, SAFECO Plaza, Seattle, Washington. The Trust is an open-end, diversified, management investment company.

                           INSURANCE MANAGEMENT SERIES

The Insurance Management Series is one of the funding vehicles for the Contracts offered. The investment adviser to the Insurance Management Series is Federated Advisers, Federated Investors Tower, Pittsburgh, Pennsylvania. The Insurance Management Series is an open-end, diversified management investment company.

                      LEXINGTON EMERGING MARKETS FUND, INC.

The Lexington Emerging Markets Fund is one of the funding vehicles for the Contracts offered. The investment adviser to the Lexington Emerging Markets Fund is Lexington Management Corporation, P.O. Box 1515/Park 80 West Plaza Two, Saddle Brook, New Jersey. The Lexington Emerging Markets Fund is an open-end, diversified management investment company.

                        LEXINGTON NATURAL RESOURCES TRUST

The Lexington Natural Resources Trust is one of the funding vehicles for the Contracts offered. The investment adviser to the Lexington Natural Resources Trust is Lexington Management Corporation, P.O. Box 1515/Park 80 West Plaza Two, Saddle Brook, New Jersey. The Lexington Natural Resources Trust is an open-end, diversified management investment company.

                      SCUDDER VARIABLE LIFE INVESTMENT FUND

The Scudder Fund is one of the funding vehicles for the Contracts offered. The investment adviser to the Scudder Fund is Scudder, Stevens & Clark, Inc., Two International Place, Boston, Massachusetts. The Scudder Fund is an open-end, diversified management investment company.

WHILE A BRIEF SUMMARY OF THE INVESTMENT OBJECTIVES OF EACH PORTFOLIO IS SET FORTH ABOVE, MORE COMPREHENSIVE INFORMATION IS FOUND IN THE CURRENT RESPECTIVE TRUST OR FUND PROSPECTUS. THE TRUST AND FUNDS' PROSPECTUSES ARE ATTACHED AND ACCOMPANY THIS PROSPECTUS. ALL DOCUMENTS SHOULD BE READ TOGETHER AND CAREFULLY BEFORE INVESTING. AN ADDITIONAL PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION FOR THE TRUST AND ANY OF THE FUNDS CAN BE OBTAINED BY CALLING THE NUMBER ON THE COVER PAGE OF THIS PROSPECTUS OR WRITING TO THE ADDRESS OF THE ANNUITY SERVICE OFFICE LISTED THERE. ADDITIONAL PORTFOLIOS MAY BE ESTABLISHED BY THE TRUST AND

THE FUNDS FROM TIME TO TIME AND MAY BE MADE AVAILABLE TO OWNERS. IN ADDITION, CERTAIN EXISTING PORTFOLIOS OF THE FUNDS, WHICH ARE NOT CURRENTLY BEING MADE AVAILABLE, MAY BE MADE AVAILABLE TO OWNERS IN THE FUTURE. SOME OF THE PORTFOLIOS LISTED BELOW MAY NOT BE IMMEDIATELY AVAILABLE IN STATES THAT HAVE NOT YET APPROVED THE CORRESPONDING CONTRACT ENDORSEMENT.

                                  VOTING RIGHTS

In accordance with its view of present applicable law, SAFECO will vote the shares of the Trust and the Funds held in the Separate Account at special meetings of the shareholders in accordance with instructions received from persons having the voting interest in the Separate Account. SAFECO will vote shares it owns for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. Neither the Trust nor the Funds hold regular meetings of shareholders.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by SAFECO not more than sixty (60) days prior to the meeting of the Trust or the Funds. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting with respect to the Trust and at least ten (10) days prior to such meeting with respect to the Funds.

The Funds are intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies which may or may not be affiliated and in compliance with certain regulatory requirements. The Funds currently do not foresee any disadvantages to the Owners arising from the fact that the interests of the holders of the variable annuity contracts and the variable life insurance policies may differ. Nevertheless, the Funds' Directors and Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto.

                           SUBSTITUTION OF SECURITIES

If the shares of the Trust or the Funds (or any Portfolio within the Trust or the Funds) should no longer be available for investment by the Separate Account or, if in the judgment of SAFECO, further investment in such shares should become inappropriate in view of the purpose of the Contracts, SAFECO may substitute shares of another mutual fund (or Portfolio within the Trust or the Funds) for fund shares already purchased or to be purchased in the future by Purchase Payments under the Contracts. No substitution of securities may take place without prior approval of the Securities and Exchange Commission and under such requirements as it may impose.

                              PURCHASING A CONTRACT

PURCHASE PAYMENTS

The Contracts are purchased under a single purchase payment plan. The initial Purchase Payment is due on the Contract Date. Subsequent Purchase Payments may only be made within the first six (6) months after the Contract Date. The minimum initial Purchase Payment is $50,000 and the minimum subsequent Purchase Payment is $250. Subject to these minimums, the Owner may increase or decrease or change the frequency of subsequent Purchase Payments. SAFECO reserves the right to reject any Application or Purchase Payment.

ALLOCATION OF PURCHASE PAYMENTS

The allocation of the initial Purchase Payment is elected by the Owner in the Application. Unless the Owner elects otherwise, subsequent Purchase Payments are allocated in the same manner as the initial Purchase Payment. Allocation of the Purchase Payments is subject to the terms and conditions imposed by SAFECO. Under certain circumstances, Purchase Payments which have been designated by prospective purchasers to be allocated to Sub-Accounts other than the SAFECO Resource Money Market Sub-Account, may be initially allocated to the SAFECO Resource Money Market Sub-Account. (See "Highlights.") For each Sub-Account, Purchase Payments are converted into Accumulation Units. The number of Accumulation Units in a Sub-Account credited to the Contract is determined by dividing each Net Purchase Payment by the value of an Accumulation Unit for that Sub-Account. Purchase Payments allocated to the Fixed Account are credited in dollars.

If the Application for a Contract is in good order, SAFECO will apply the Purchase Payment to the Separate Account and credit the Contract with Accumulation Units and/or to the Fixed Account and credit the Contract with dollars within two business days of receipt. If the Application for a Contract is not in good order, SAFECO will attempt to get it in good order or SAFECO will return the Application and the Purchase Payment within five (5) business days. SAFECO will not retain a Purchase Payment for more than five (5) business days while processing an incomplete Application unless it has been so authorized by the purchaser. For subsequent Purchase Payments in good order, SAFECO will apply the Net Purchase Payment to the Separate Account and credit the Owner's Contract with Accumulation Units during the next Valuation Period after the Purchase Payment was received.

ACCUMULATION UNIT

Purchase Payments allocated to the Separate Account and amounts transferred to or within the Separate Account are converted into Accumulation Units. This is done by dividing each Net Purchase Payment by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payment is allocated to the Sub-Account or the transfer is made. Accumulation Units for each Sub-Account are valued separately. The Accumulation Unit value for each Sub-Account was arbitrarily set at $10 when the Sub-Account was established. The Accumulation Unit value for any later Valuation Period is determined by multiplying the Accumulation Unit value for the Sub-Account, as of the immediately preceding Valuation Period, by the Net Investment Factor for the current Valuation Period. The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     (a)  is the net result of:

          (i) The net asset value per share of the Portfolio, determined as of the current Valuation Period, plus

         (ii) The per share amount of any dividend or capital-gain distribution made by the Portfolio if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

        (iii) A per share credit or charge, which is determined by SAFECO, for changes in tax reserves resulting from investment operations of the Sub-Account.

     (b)  is the net result of:

          (i) The net asset value per share of the Portfolio determined as of the immediately preceding Valuation Period, plus or minus

         (ii) The per share credit or charge for any changes in tax reserves for the immediately preceding Valuation Period.

     (c) is the percentage factor equal to the Mortality and Expense Risk Charge. Such factor is equal on an annual basis to a percentage of the average daily net asset value of the Sub-Account.

      The Net Investment Factor may be greater or less than one. Therefore, the Accumulation Unit value may increase or decrease.

PRINCIPAL UNDERWRITER

Currently, SAFECO Securities, Inc. (SSI) acts as the principal underwriter of the Contracts. SSI has its business address at SAFECO Plaza, Seattle, Washington 98185. Prior to April 29, 1994, PNMR Securities, Inc. (PNMR), 15411 N.E. 51st Street, Redmond, Washington, acted as the principal underwriter of the Contracts. SSI and PNMR are wholly-owned subsidiaries of SAFECO Corporation and therefore are affiliates of SAFECO. The Contracts are offered on a continuous basis.

                             CHARGES AND DEDUCTIONS

Various charges and deductions are made from Purchase Payments, Contract Values, the Separate Account and the Fixed Account. These charges and deductions are:

DEDUCTION FOR PREMIUM AND OTHER TAXES

Any premium taxes or other taxes levied by any governmental entity which SAFECO, in its sole discretion, determines have resulted from the establishment or maintenance of the Contract or any portion of the Contract, or from the investment experience of the Separate Account, or from the receipt by SAFECO of Purchase Payments or from the commencement of annuity payments will be deducted from the Contract Value with respect to Non-Qualified Contracts. SAFECO reserves the right to deduct these taxes from Contract Values with respect to Qualified Contracts. Premium taxes currently imposed by certain states on the type of Contracts offered hereby range from 0% to 4%. Some states assess their premium taxes at the time Purchase Payments are made; others assess their premium taxes at the time annuity payments commence. Premium taxes are subject to change or amendment by state legislatures, administrative interpretations or judicial acts. Such premium taxes will depend on, among other things, the classification of the Contract by the states, the status of SAFECO within such state and the insurance tax laws of such state. These taxes are deducted first from the SAFECO Resource Money Market Sub-Account. In the event there are no Accumulation Units in the SAFECO Resource Money Market Sub-Account or not enough in value to pay for these taxes, the balance of deductions necessary is then taken from the SAFECO Resource Bond Sub-Account, the Federated Utility Sub-Account, the Federated Corporate Bond Sub-Account, the Scudder Balanced Sub-Account, the Lexington Natural Resources Sub-Account, the Scudder International Sub-Account, the Federated International Stock Sub-Account, the Lexington Emerging Markets Sub-Account, the SAFECO Resource Equity Sub-Account, the SAFECO Resource Northwest Sub-Account, the SAFECO Resource Growth Sub-Account, and finally from the Fixed Account.

DEDUCTION FOR MORTALITY AND EXPENSE RISK CHARGE

SAFECO deducts on each Valuation Date a Mortality and Expense Risk Charge which is equal on an annual basis to 1.25% of the average daily net asset value of the Separate Account. The mortality risks assumed by SAFECO arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Owner, to waive Contingent Deferred Sales Charges in the event of the death of the Owner and to guarantee the payment of the greater of Purchase Payments made or Contract Value upon death of the Owner.

If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by SAFECO. Conversely, if the amount deducted proves more than sufficient, the excess will be profit to SAFECO.
SAFECO expects a profit from this charge.

The Mortality and Expense Risk Charge is guaranteed by SAFECO and cannot be increased.

DEDUCTION FOR CONTINGENT DEFERRED SALES CHARGE

In the event that an Owner withdraws all or a portion of his or her Contract Value, a Contingent Deferred Sales Charge (sales load) is deducted from the Withdrawal. This charge reimburses SAFECO for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Contingent Deferred Sales Charge is imposed on Withdrawals made in the first eight (8) Contract Years. The Contract provides for the deduction of a Contingent Deferred Sales Charge for withdrawals of some or all of an Owner's Contract Value other than those made (i) on Transfers between Sub-Accounts, (ii) on the sum of Withdrawals taken in any Contact Year which does not exceed 10% of the Contract Value, (iii) on Withdrawals made under a Settlement Option, (iv) on Systematic Withdrawals over the life expectancy of the Owner or the joint life expectancy of the Owner and Beneficiary under the Systematic Withdrawal Income Plan(TM),
(v) on Withdrawals made pursuant to the death of the Owner, or (vi) on Transfers from a Sub-Account to the Fixed Account or on certain Transfers from the Fixed Account to a Sub-Account. (See "Withdrawals and Transfers" and "The Programs.")

The amount of the Contingent Deferred Sales Charge will be based on the following:

                                          Contingent Deferred Sales Charge
                Contract Year             as a Percentage of Amount Withdrawn
                -------------             -----------------------------------
                     1                          8% of amount withdrawn
                     2                          7% of amount withdrawn
                     3                          6% of amount withdrawn
                     4                          5% of amount withdrawn
                     5                          4% of amount withdrawn
                     6                          3% of amount withdrawn
                     7                          2% of amount withdrawn
                     8                          1% of amount withdrawn
                     After Contract Year 8      0% of amount withdrawn

The Contingent Deferred Sales Charge assesses a percentage of the amount withdrawn according to the stated schedule. However, total Contingent Deferred Sales Charges collected by SAFECO will not exceed 8.5% of the Purchase Payments made under a Contract.

The commissions paid to registered representatives on the sale of Contracts are not more than 5.8% of the Purchase Payments. In addition, commissions, overrides and bonuses may be paid to SSI's registered representatives and/or other distributors of the Contracts. A bonus dependent upon persistency of funds under the Contracts is one type of bonus that may be paid. Noncash compensation may include accrual of conference travel credits and prizes. To the extent that the Contingent Deferred Sales Charge is insufficient to cover the actual cost of distribution, SAFECO may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Premium, to make up any difference.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by SAFECO after examination of all the relevant factors such as:

    1. The total amount of Purchase Payments to be received. Per Contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

    2. Any prior or existing relationship with SAFECO. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

    3. There may be other circumstances, of which SAFECO is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, SAFECO determines that there will be a reduction in sales expenses, SAFECO may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of SAFECO or any of its affiliates. In no event will reductions or elimination of the Contingent Deferred Sales Charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

DEDUCTION FOR WITHDRAWAL CHARGE

SAFECO deducts a Withdrawal Charge which is equal to the lesser of $25 or 2% of the amount withdrawn for each Withdrawal (whether it be a partial Withdrawal or a complete Withdrawal) after the first in any Contract Year. No Withdrawal Charge is deducted where the Owner is participating in the Systematic Withdrawal Income Plan(TM) or the Periodic Withdrawal Program subject to certain limitations (see "The Programs") or is exercising a Settlement Option.

DEDUCTION FOR TRANSFER CHARGE

An Owner may make up to twelve (12) Transfers annually without the imposition of any fee or charge. If more than twelve (12) Transfers have been made in a Contract Year, SAFECO reserves the right to assess a Transfer Charge which will be equal to the lesser of $10 or 2% of the amount transferred. Specific requirements may apply to transfers under the Programs. (See "The Programs.")

OTHER EXPENSES

There are other deductions from and expenses paid out of the assets of the Trust and the Funds which are described in the accompanying Trust and Funds Prospectuses. SAFECO may receive compensation from the investment advisers or administrators of the Available Funds consistent with the administrative services rendered to such entities.

                            RIGHTS UNDER THE CONTRACT

OWNER, ANNUITANT AND BENEFICIARY

The Owner has all rights and may receive all benefits under the Contract. Prior to the Annuity Date, the Owner is the person designated in the Application, unless changed. On and after the Annuity Date, the Annuitant is the Owner. The Annuitant is the person on whose life Annuity payments are based and is the person designated in the Application, unless changed.

The Owner may designate a Beneficiary in the Application to receive any proceeds payable due to the death of the Owner. Unless the Owner provides otherwise, the death benefit will be paid in equal shares to all surviving primary Beneficiaries. If the Owner has not provided otherwise and there are no surviving primary Beneficiaries, the death benefit will be paid in equal shares to all surviving contingent Beneficiaries. If the Owner has not provided otherwise and there are no surviving primary or contingent Beneficiaries, the death benefit will be paid to the estate of the Owner.

If the Owner has made an irrevocable Beneficiary designation, no change of Beneficiary is permitted. If the Owner has not made an irrevocable Beneficiary designation, the Owner may file a signed request with SAFECO to change the Beneficiary designation. The change of Beneficiary will be effective upon recording by SAFECO at its Home Office. SAFECO shall not be liable for any payments made or other action taken by SAFECO before the change in Beneficiary was recorded by SAFECO at its Home Office. A recorded change of Beneficiary will revoke any prior Beneficiary designations. SAFECO will pay any death proceeds to the most recently recorded Beneficiary.

MISSTATEMENT OF AGE

SAFECO may require proof of the age of the Annuitant before making any Life Annuity payment provided for by the Contract. If the age of the Annuitant has been misstated, the amount payable will be the amount that the Contract Value would have provided at the correct age. Once Annuity payments have begun, any underpayments will be made up in one sum with the next Annuity payment. Any overpayment will be deducted from future Annuity payments until the total is repaid.

EVIDENCE OF SURVIVAL

If any benefits under the Contracts are contingent upon the Annuitant being alive on a given date, SAFECO may require evidence satisfactory to SAFECO that such condition continues to be met.

CONTRACT SETTLEMENT

Unless otherwise designated in writing by SAFECO, all sums payable under the Contracts are payable at SAFECO's Home Office. The Contract must be returned to SAFECO upon any settlement.

SUBSTITUTE PAYEE

If SAFECO determines that any person is incapable of personally receiving and giving a valid receipt for any payment due under the Contracts and no claim has been made by a duly appointed guardian, SAFECO may make such payment to any person or institution that SAFECO determines has assumed the care and support of such person. Such payment shall completely discharge the liability of SAFECO with respect to the amount so paid.

NON-ASSIGNMENT

To the extent permitted by law, the Contracts and the benefits or payments under the Contracts are not assignable or otherwise transferable. The Contract may be assigned for purposes of an Internal Revenue Code Section 1035 exchange.

MODIFICATION OF THE CONTRACTS

The terms and conditions of the Contracts may be amended by written agreement between SAFECO and the Owner by written endorsement or amendment. All agreements made by SAFECO will be signed by the President or one of the Vice Presidents. No other person has power on behalf of SAFECO to amend or modify the Contract, extend any due date, or waive any proof required by the Contract. SAFECO may unilaterally amend the provisions of the Contract as required to conform to any state or federal law which affects the Contract.

TERMINATION OF CONTRACT

All benefit provisions under the Contract continue in force until the Contract Value is completely Withdrawn. Discontinuance of Purchase Payments will not result in termination of the Contract.

                      ANNUITY AND DEATH BENEFIT PROVISIONS

SELECTION AND CHANGE OF SETTLEMENT OPTIONS

The Owner may select or change the Settlement Option or Annuity Date by written notification to SAFECO at its Home Office. In order to be effective, the written notification must be received by SAFECO prior to any Annuity Date previously selected.

PAYMENT OF BENEFITS

SAFECO will, upon the written direction of the Owner, issue an Annuity or make a cash distribution to any person who is entitled to such benefits. SAFECO may rely on the written direction of the Owner and shall not be liable because of any failure to question or challenge such direction regarding the issuance of an Annuity or payment of a cash distribution.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Annuity payments will be paid as monthly installments, except as described below. If the net amount available to apply under any Settlement Option is less than $5,000, SAFECO shall have the right to pay such amount in a lump sum cash distribution. If Annuity payments would be or become less than $250, SAFECO shall have the right to change the frequency of payments to such intervals as will result in payments of at least $250.

DEATH OF OWNER PRIOR TO ANNUITY DATE

The Contract provides for a minimum guaranteed death benefit, provided that SAFECO receives due proof of death in a satisfactory form and election of a Settlement Option prior to six months from the date of the Owner's death. If the due proof of death or the election of a Settlement Option is received later than six months after the date of death of the Owner, SAFECO provides a death benefit that is subject to change based upon investment experience, as discussed below.

On the Valuation Date following receipt at the Home Office of the due proof of death and election of a Settlement Option before the Annuity Date and while the Contract was in force, SAFECO generally will pay to the designated Beneficiary a minimum guaranteed death benefit that is the greater of: (i) the Contract Value on the later of the date of receipt of due proof of death or the election of a Settlement Option; or (ii) the last determined minimum guaranteed death benefit.

The initial minimum guaranteed death benefit is equal to the initial Net Purchase Payment. In those states where approved, the minimum guaranteed death benefit is reset at each eighth Contract Anniversary ("Eight Year Contract Anniversary") to equal the greater of (i) the then current Contract Value or
(ii) the current minimum guaranteed death benefit. The greater of the two values becomes the new minimum guaranteed death benefit. The minimum guaranteed death benefit is fixed for the remaining duration of the Contract as of the last Eight Year Contract Anniversary preceding the Owner's 76th birthday.

If the Contract is owned by joint Owners, the minimum guaranteed death benefit, or any other applicable death benefit, is payable only on the death of the elder Owner. Moreover, following the death of the elder Owner, if the joint Owner elects to continue the Contract, there is no minimum guaranteed death benefit. The death benefit will be the Contract Value, which reflects Net Purchase Payments and withdrawals. Contract Value is subject to change as a result of investment experience.

Each form of minimum guaranteed death benefit is adjusted to reflect Net Purchase Payments and withdrawals. If an Owner makes withdrawals, the minimum guaranteed death benefit is reset to equal the previous minimum guaranteed death benefit multiplied by the ratio of the Contract Value after the withdrawal to the Contract Value before the withdrawal. The recomputed minimum guaranteed death benefit will be used in determining the new minimum guaranteed death benefit at the next Eight Year Contract Anniversary. This method of adjusting the guaranteed minimum death benefit will be applied if the Owner is participating in the Systematic Withdrawal Income Plan(TM) at the time of death. After the Owner's death, the minimum guaranteed death benefit will be reduced dollar for dollar by any withdrawals by the Beneficiary. The Beneficiary may only make withdrawals at the time of or prior to the election of a Settlement Option.

If due proof of death or the election of a payment option (a Settlement Option or lump sum payment) are made later than six months following the date of the Owner's death, the value as of the six month anniversary of the date of death will apply. Thus, for example, if notification of death is not received until nine (9) months after the date of death, the death benefit under (i) will be calculated as follows:

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




Upon notification of death, SAFECO will determine what the Contract Value was on the six-month anniversary of the date of death. Assuming that Contract Value was $90,000 on that date and the last determined minimum guaranteed death benefit was $100,000, SAFECO will contribute $10,000 to Contract Value as of that date and will guarantee the portion of the Contract Value attributable to SAFECO's contribution and pay interest thereon at the then prevailing money market rate until the date of election of a payment option. SAFECO will then calculate the effects of investment experience on the portion of the Contract Value existing on the six-month anniversary of the date of death, and hence, the death benefit will consist of the combined value of the guaranteed and nonguaranteed portions of the Contract Value from that six-month anniversary date to the date of election of a payment option. If on the six-month anniversary of the date of death the Contract Value exceeds the last determined minimum guaranteed death benefit, the entire Contract Value will be subject to market risk from that date to the date of election of a payment option and no portion of the Contract Value will be guaranteed. Any withdrawals made by the Beneficiary prior to electing a payment option will be deducted from the death benefit. The Beneficiary bears the risk and enjoys the rewards of negative or positive investment experience on any nonguaranteed portion of the Contract Value during the period from the six-month anniversary of the date of death and the date of election of a payment option. Beneficiaries should be encouraged to promptly notify SAFECO of the Owner's death.

In all cases, SAFECO will pay the Beneficiary a lump sum payment of the death benefit if the election of the Settlement Option is not made within sixty (60) days of the receipt of due proof of death.

With respect to non-qualified Contracts if the Owner dies on or after the Annuity Date and before the entire value of the Contract has been distributed, any remaining value must be distributed at least as rapidly as the method of distribution in effect at the time of the Owner's death. If the Owner dies before the Annuity Date, generally the entire value under the Contract must be distributed within five years after the date of the Owner's death or must be distributed over the designated Beneficiary's life or over a period not extending beyond the Beneficiary's life expectancy, in equal or substantially equal payments, with payments beginning within one year of the Owner's death.

DEATH OF ANNUITANT

In the event of the Annuitant's death prior to the Annuity Date, the Owner must designate a new Annuitant. If no designation is made within thirty (30) days of notification to SAFECO of the death of the Annuitant, the Owner will become the Annuitant. The election of a Settlement Option must be made by the Beneficiary during the sixty (60) day period commencing with the date of SAFECO's receipt of notice of the Owner's death. If no election is made within the sixty (60) day period, then a single lump sum payment will be made to the Beneficiary. In the event that the Beneficiary is a surviving spouse, the Contract can be continued. Upon the death of a co-Owner, the surviving Owner becomes the designated Beneficiary. Any other named Beneficiary will be a contingent Beneficiary. If the Contract is owned by a non-natural person, the death of the Annuitant will be treated as the death of the Owner.

DEATH OF OWNER AFTER ANNUITY DATE

If the Owner dies on or after a Settlement Option has commenced, payments must continue at least as rapidly as under the method of distribution in effect prior to the Owner's death.

SETTLEMENT OPTIONS

An Annuity may be issued in any of the forms described below, or such other forms which SAFECO agrees to issue under the Contract. Options (a), (b), and (c) are irrevocable once they have begun. Option (d) is irrevocable for the first eight Contract Years, and then may be changed.

     (a) Variable Life Annuity: Monthly payments are made to the Annuitant commencing on the Annuity Date, if he or she is then living, and the last payment is that payment due immediately on or before the Annuitant's death. No death benefit is payable under this option.

     (b)  Variable Life Annuity with 120 or 240 Monthly Payments Guaranteed:
          Monthly payments are made to the Annuitant commencing on the Annuity Date. If at the death of the Annuitant the guaranteed number of payments has not been received by the Annuitant, payments will be made to the Beneficiary for the remainder of the guarantee period. The Beneficiary may elect to have the present value of the guaranteed Annuity remaining as of the date the notice of death is received by SAFECO commuted at the assumed investment rate of 4% and paid in a single payment.

    (c) Variable Joint and Survivor Life Annuity: Monthly payments are made to the Annuitant commencing on the Annuity Date. After the death of the Annuitant, payments will be continued to the co-annuitant for as long as he or she lives. The written request for this option must specify the percentage value of monthly payments to continue to the co-annuitant.

    (d) Systematic Withdrawal Income Plan(TM): A specified number of whole or partial Accumulation Units are liquidated for payment to the Annuitant on a monthly, quarterly, or annual basis. The number to be liquidated during a given year shall be a sufficient number so as to be expected to deplete the Contract over the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and the Beneficiary, with at least 50% of the payments expected to be made during the Annuitant's life. Systematic Withdrawal Income Plan is a trademark of SAFECO Life Insurance Company.

If, as of the Annuity Date, a Settlement Option has not been selected, SAFECO will make payments under Option (d) above.

Similar fixed annuity Settlement Options are available with respect to the monies held in the Fixed Account.

MORTALITY AND EXPENSE GUARANTEE

SAFECO guarantees that the dollar amount of each Variable Annuity payment made after the first payment will not be affected by variations in mortality experience or expenses.

                            WITHDRAWALS AND TRANSFERS

WITHDRAWALS

SAFECO, upon written request to it by the Owner, will allow the Withdrawal of all or a portion of the Contract Value. Withdrawals will result in the cancellation of Accumulation Units from each applicable Sub-Account of the Separate Account or a reduction in the Fixed Account Value in the ratio that the Sub-Account Value and/or the Fixed Account Value bears to the total Contract Value. The Owner must specify in writing in advance which units are to be canceled or values are to be reduced if other than the above-mentioned method of cancellation is desired. SAFECO will pay the amount of any Withdrawal within seven (7) days of receipt of a request, unless the "Suspension of Payments or Transfers" provision is in effect (see "Suspension of Payments or Transfers" below). SAFECO retains the right to defer the payment of Withdrawals from the Fixed Account for a period of six (6) months after receiving a Withdrawal request. (See also "The Programs.")

The minimum Withdrawal allowed is the lesser of $250 or the Contract Value. If any Withdrawal reduces the remaining balance in a Sub-Account or the Fixed Account to less than $500 ($1,000 in Maine, South Carolina and Texas), the remaining balance will also be withdrawn.

Upon a Withdrawal, the number of Accumulation Units remaining under the Contract will be reduced by the number of such units equal to the total of the Withdrawal, including applicable charges and taxes, including income taxes withheld.

Certain tax withdrawal penalties and restrictions may apply to withdrawals from Contracts. (See "Tax Status.") For Contracts purchased in connection with 403(b) plans, the Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship.

However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

TRANSFERS

An Owner may transfer Contract Values among Sub-Accounts up to twelve (12) times annually without the imposition of any fee or charge. If more than twelve (12) Transfers have been made in a Contract Year, SAFECO reserves the right to assess a Transfer Charge which will be equal to the lesser of $10 or 2% of the amount transferred. The minimum Transfer from a Sub-Account must be at least $500, except in the case of Automatic Transfers (described below). If the Sub-Account from which the Transfer is being made contains less than $500, or is reduced to less than $500 after a Transfer, the Owner's entire interest in the Sub-Account will be transferred. The minimum Transfer into a Sub-Account must be at least $50.

Upon a Transfer from a Sub-Account, the number of Accumulation Units remaining under that Sub-Account will be reduced by the number of such units equal to the total of the requested Transfer, including applicable charges and taxes. Transfers will be effected during the Valuation Period next following receipt by SAFECO of a written transfer request (or by telephone, if authorized) containing all required information. (See "Transfers by Written Request" and "Transfers by Telephone," below.)

Transfers also may be effected under certain of the Programs and certain specific limitations on transfers may apply under the Programs.

    TRANSFERS BY WRITTEN REQUEST

    Contract Values may be transferred by writing SAFECO at the address on the cover page of this Prospectus and specifying the Contract number, the amount to be transferred, and the Sub-Accounts to be effected. The request must be signed by the Owner or a third party to whom the Owner has given appropriate authority. SAFECO must have a copy of the document granting such authority. Transfers will be effected during the Valuation Period next following receipt by SAFECO of the written transfer request.

    TRANSFERS BY TELEPHONE

    If the Owner has previously elected in writing the privilege of making transfers by telephone, SAFECO will accept transfer instructions by telephone from the Owner or a third party to whom the Owner has given appropriate authority. SAFECO must have a copy of the document granting such authority. Withdrawals will not be processed by telephone.

    SAFECO will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including tape recording all telephone instructions, requiring some form of personal identification prior to acting upon instructions received by telephone and confirming in writing all such transactions. If SAFECO fails to take such reasonable procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

    SAFECO reserves the right to refuse telephone transfers when it is unable to confirm to its satisfaction that a caller is the Owner or a preauthorized third party. SAFECO is not responsible for the authenticity of telephone instructions or for acting on the telephone instructions of persons who falsely identify themselves as Owners or preauthorized third parties.

    To transfer by telephone, call 1-800-899-5280. Transfer directions must specify the Contract number, the amount to be transferred and the Sub-Accounts which are to be effected. (See also "The Programs," below.)

SUSPENSION OF PAYMENTS OR TRANSFERS

SAFECO reserves the right to suspend or postpone payments for a Withdrawal or Transfer for any period when:

     (i) The New York Stock Exchange is closed (other than customary weekend and holiday closings);

    (ii) Trading on the New York Stock Exchange is restricted, as determined by the rules and regulations of the Securities and Exchange Commission;

   (iii) An emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets, as determined by the rules and regulations of the Securities and Exchange Commission; or

    (iv) During any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners provided that applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in (ii) and (iii) exist.

                                 OTHER SERVICES

THE PROGRAMS

SAFECO offers several investment related programs which are available only prior to the Annuity Date: Dollar Cost Averaging; Automatic Transfers; Appreciation or Interest Sweeps; Sub-Account Rebalancing; Systematic Investment; and Periodic Withdrawal Programs. Certain of the Programs are alternatives with respect to any one Sub-Account; other Programs may be combined. Thus, the Dollar Cost Averaging Program, the Automatic Transfer Program and the Appreciation or Interest Sweep Program are alternatives with respect to the selected Sub-Account, and in all cases with respect to the Fixed Account. However, the Sub-Account Rebalancing Program may be combined with each of the other Programs, but it is not available with respect to the Fixed Account. Under each Program, the related transfers between and among Sub-Accounts and the Fixed Account are not counted as one of the twelve free transfers. However, if an Owner executes an unrelated voluntary transfer from the Sub-Account participating in a Program, other than the Sub-Account Rebalancing Program, the Program will be terminated for the remainder of the Contract Year. In addition, if a Program is terminated before six Program transfers have occurred, the six Program transfers are counted as part of the twelve free transfers. If the balance in a Sub-Account would be less than $500 as a result of a transfer pursuant to one of these Programs, other than the Appreciation or Interest Sweep and Sub-Account Rebalancing Programs, then the entire balance in that Sub-Account will also be transferred. Each of the Programs has its own requirements, as discussed below. Some of the Programs described herein may not be immediately available in states that have not yet approved the corresponding Contract endorsements.

If the Owner has submitted the required telephone authorization form, certain changes may be made by telephone. For those programs involving transfers, Owners may change instructions by telephone with regard to which Sub-Accounts or the Fixed Account Contract Value may be transferred. If SAFECO does not employ reasonable verification procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any losses arising out of any action on its part or any failure or omission to act as a result of its own negligence, lack of good faith, or willful misconduct.

DOLLAR COST AVERAGING PROGRAM

SAFECO offers a Dollar Cost Averaging Program during the Accumulation Period whereby an Owner may predesignate a portion of any Sub-Account's Contract Value or the Fixed Account's Contract Value to be automatically transferred on a monthly or quarterly basis to one or more of the other Sub-Accounts or to the Fixed Account. The amount to be transferred may be expressed as a set dollar amount or as a percentage of the Contract Value in the selected Sub-Account or the Fixed Account. Transfers from the Fixed Account are subject to a maximum of 1.33% monthly or 4% quarterly of the Contract Value in the Fixed Account at the time of the initial transfer. Upon election of the Dollar Cost Averaging Program the limitations on transfers from the Fixed Account will be calculated. The resultant limitations will apply for the entire duration of participation in this Program. Each Dollar Cost Averaging transfer is subject to a minimum transfer of fifty dollars ($50).

The Dollar Cost Averaging Program is available for Purchase Payments and for Contract Value transferred into any Sub-Account. An Owner may enroll in this Program at the time the Contract is issued or anytime thereafter by properly completing the Dollar Cost Averaging enrollment form and returning it to SAFECO at its Home Office at least ten (10) business days prior to the first business day of the month, which is the date that all Program transfers will be made ("Transfer Date"). This Program must be elected for at least a six (6) month period.

If the Contract Value in the participating Sub-Account or the Fixed Account does not equal or exceed the amount designated to be transferred on each Transfer Date, Dollar Cost Averaging will cease automatically and the remaining amount will be transferred.

Dollar Cost Averaging will terminate when (i) the designated monthly or quarterly amounts of transfers have been completed, (ii) the Owner requests termination in writing and such writing is received at the Home Office at least ten (10) business days prior to the next Transfer Date in order to cancel the transfer scheduled to take effect on such date, (iii) the Owner effects any other transfer from the participating Sub-Account or the Fixed Account while the Dollar Cost Averaging Program is in effect, or (iv) the Contract is surrendered. In addition, if any transfer or withdrawal has been made from the Fixed Account during the Contract Year, the Dollar Cost Averaging Program may not be established through the Fixed Account for that Contract Year.

An Owner may initiate, reinstate or change the Dollar Cost Averaging terms by properly completing a new enrollment form and returning it to the Home Office at least ten (10) business days prior to the next Transfer Date such transfer is to be made.

When utilizing Dollar Cost Averaging an Owner may be invested in either a Sub-Account or the Fixed Account and may be invested in any other Sub-Accounts or the Fixed Account at any given time.

AUTOMATIC TRANSFER PROGRAM

The Automatic Transfer Program is identical to the Dollar Cost Averaging Program in all respects other than with regard to the limitations on transfers from the Fixed Account. The limitations on transfers from the Fixed Account are recalculated annually. Transfers from the Fixed Account are limited to 1.5% monthly and 4.5% quarterly.

APPRECIATION OR INTEREST SWEEP PROGRAM

An Owner may enroll in the Appreciation or Interest Sweep Program through either or both the SAFECO Resource Money Market Sub-Account or the Fixed Account. Enrollment is limited to Owners whose total Contract Value is greater than $10,000. Under the Program, if appreciation on Contract Value in the SAFECO Resource Money Market Sub-Account or credited interest earned on Contract Value in the Fixed Account ("Earnings") is greater than 10%, the Earnings up to 10% of the Contract Value in the Fixed Account or the SAFECO Resource Money Market Sub-Account, respectively, will be transferred to any of the Sub-Accounts, other than the SAFECO Resource Money Market Sub-Account. Earnings in the SAFECO Resource Money Market Sub-Account may not be transferred to the Fixed Account. In no event may the total Contract Value transferred from the Fixed Account in each Contract Year exceed a total of 10% of the Contract Value for each such Contract Year in the Fixed Account computed at the time of the transfer. Moreover, the Program may not be instituted for the Fixed Account in any Contract Year during which transfers or withdrawals have been made from the Fixed Account. Transfers under this Program will be processed monthly or quarterly on the Transfer Date.

SUB-ACCOUNT REBALANCING PROGRAM

In accordance with the Owner's election of the relative purchase payments percentage allocations, SAFECO will automatically rebalance the Contract Value of each Sub-Account either quarterly, semi-annually, or annually. SAFECO will automatically rebalance the Contract Value in each of the Sub-Accounts to match the current purchase payments percentage allocations as of the first Transfer Date during the period selected. Enrollment is limited to Owners whose total Contract Value is greater than $10,000 at the time the Program is selected. The Program may be terminated at any time and the percentages may be altered by written authorization. The requested change must be received at the Home Office ten (10) days prior to the Transfer Date. If the Owner terminates the Program, a new Program may not be instituted until the next Contract Year.

SYSTEMATIC INVESTMENT PROGRAM

Purchase Payments may be made by monthly draft against the bank account of any Owner that has completed and returned to SAFECO a Systematic Investment Program application and authorization form. The application and authorization form may be obtained from SAFECO or from the sales representative. Each Systematic Investment Program Purchase Payment is subject to a minimum of one hundred dollars ($100).

PERIODIC WITHDRAWAL PROGRAM

SAFECO will make monthly, quarterly or annual distributions of a predetermined dollar amount to an Owner that has enrolled in the Periodic Withdrawal Program. The Periodic Withdrawal Program is to be distinguished from the Systematic Withdrawal Income Plan(TM). (See "Settlement Options.") Under the Program, all distributions will be made directly to the Owner and will be treated for federal tax purposes as any other withdrawal or distribution of Contract Value. (See "Tax Status.") An Owner may specify the amount of each withdrawal, subject to a minimum of $250. In each Contract Year, up to 10% of Contract Value may be withdrawn without the imposition of any Contingent Deferred Sales Charge. If withdrawals pursuant to the Program are greater than 10% of Contract Value in any Contract Year, the amount of the withdrawals greater than 10% will be subject to the applicable Contingent Deferred Sales Charge. Any ad hoc withdrawals an Owner makes during a Contract Year will be aggregated with withdrawals pursuant to the Program to determine the applicability of any Contingent Deferred Sales Charge. If the frequency of withdrawals under the Program is greater than annually, SAFECO will charge an annual fee of $25 to compensate it for the added administrative costs.

Unless the Owner specifies the Sub-Account or Sub-Accounts or the Fixed Account from which withdrawals of Contract Value shall be made or if the amount in a specified Sub-Account is less than the predetermined amount, SAFECO will make withdrawals under the Program from the Sub-Accounts and the Fixed Account in amounts proportionate to the amounts in the Sub-Accounts and the Fixed Account. Withdrawals are subject to the applicable minimum Sub-Account balances. All withdrawals under the Program will be effected by canceling the number of Accumulation Units equal in value to the amount to be distributed to the Owner and any applicable Contingent Deferred Sales Charge.

The Program may be combined with all other Programs except those entailing transfers or withdrawals from the Fixed Account. However, the Owner may terminate such other program and may begin participation in the Program on the first day of the next Contract Year.

It may not be advisable to participate in the Program and incur a Contingent Deferred Sales Charge when making additional Purchase Payments under the Contract.

                                   TAX STATUS

NOTE: The following description is based upon SAFECO's understanding of current federal income tax law applicable to annuities in general. SAFECO cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. SAFECO does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment, a withdrawal or as annuity payments under the Settlement Option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amounts equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code resulting in the annuity payments being fully includable in taxable income. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

SAFECO is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from SAFECO and its operations form a part of SAFECO.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

SAFECO intends that all Portfolios of the Trust and the Funds underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, SAFECO reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

INCOME TAX WITHHOLDING

All distributions or any portion(s) thereof which are includable in the gross income of the Owner are subject to Federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for Federal income tax. The 20% withholding requirement does not apply to: a) distributions for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary; or b) distributions for a specified period of 10 years or more; or c) distributions which are required minimum distributions. Participants should consult their own tax counsel or other tax advisor regarding withholding.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED PLANS

The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts", below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by SAFECO in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a. Tax-Sheltered Annuities

   Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b. Individual Retirement Annuities

   Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; and (f) distributions made to an alternate payee pursuant to a qualified domestic relations order. The exceptions stated in (d), (e) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year, following the year in which the employee attains age 70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required maximum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. In addition, distributions in excess of $150,000 per year in the case of periodic distributions and in excess of $750,000 in the case of lump sum distributions may be subject to an additional 15% excise tax unless an exemption applies.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account, SSI or PNMR is a party. On January 9, 1995 a class action seeking actual and punitive damages was brought by an owner of a qualified pension annuity contract. DeVoy v. SAFECO Life Insurance Company, Case No. 684407 pending in the Superior Court of California, County of San Diego. With respect to such contracts plaintiffs challenge both the representations as to interest rates and the calculation of interest. The Company is defending against the action. SAFECO is also engaged in various kinds of litigation which, in the opinion of SAFECO, is not of material importance in relation to the total capital and surplus of SAFECO.

                           TABLE OF CONTENTS OF THE
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           Page
                                                                           ----
ANNUITY PROVISIONS........................................................   3
   General................................................................   3
   Annuity Unit...........................................................   3
   Assumed Investment Factor..............................................   3
   Variable Annuity Payment Calculation...................................   3

ADDITIONAL PERFORMANCE INFORMATION........................................   3
   SAFECO Resource Bond Sub-Account.......................................   3
   SAFECO Resource Equity, SAFECO Resource Bond,
      SAFECO Resource Growth, SAFECO Resource Northwest,
      Scudder Balanced and Scudder International Sub-Accounts.............   4
        Standardized Total Return Figures.................................   4
        Non-Standardized Total Return Figures.............................   4
   SAFECO Resource Money Market Sub-Account...............................   7
      Yield and Effective Yield...........................................   7
      Non-Standardized Total Return Figures...............................   7

FINANCIAL STATEMENTS......................................................   9
   SAFECO Resource Variable Account B.....................................  10
   SAFECO Life Insurance Company and Subsidiaries.........................  19

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                         SAFECO LIFE INSURANCE COMPANY

                              GENERAL INFORMATION

                                    SAFECO

SAFECO Life Insurance Company (SAFECO) is a wholly-owned subsidiary of SAFECO Corporation which is a holding company whose subsidiaries are engaged primarily in insurance and financial services businesses.

During the establishment of the Separate Account, SAFECO contributed capital to the Separate Account which was immediately invested in the SAFECO Resource Series Trust (Trust). At December 31, 1994, SAFECO's contribution represented 41.7% and 58.5% of the value of the SAFECO Resource Bond and SAFECO Resource Money Market Sub-Accounts, respectively. SAFECO has no present intention of withdrawing these amounts from the respective Sub-Accounts.

               SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT

SAFECO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general account assets of SAFECO. SAFECO maintains records of all Separate Account purchases and redemptions of the shares of each Portfolio of SAFECO Resource Series Trust (Trust), Insurance Management Series, Lexington Emerging Markets Fund, Inc., the Lexington Natural Resources Trust, and Scudder Variable Life Investment Fund.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 999 Third Avenue, Suite 3500, Seattle, Washington 98104, is the independent auditor of the financial statements of SAFECO and the Separate Account.

                                   DISTRIBUTOR

Currently, SAFECO Securities, Inc. (SSI), acts as the principal underwriter for the Contracts. The offering is on a continuous basis. Prior to April 29, 1994, PNMR Securities, Inc. (PNMR) acted as the principal underwriter for the Contracts. SSI and PNMR are both wholly-owned subsidiaries and affiliates of SAFECO. For the years ended 1992, 1993 and 1994, PNMR, through SSI, received $306,787, $568,136 and $1,640,855 in commissions for the distribution of certain annuity contracts sold in connection with the Separate Account of which no payments were retained.

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the Individual Single Purchase Payment Deferred Variable Annuity Contracts.

     The Prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the Prospectus, call 1-800-426-7649 or write to SAFECO Life Insurance Company, Annuity Service Office, Pension Department, P.O. Box 34690, Seattle, Washington 98124-1690.

     This Statement of Additional Information and the Prospectus are both dated December 29, 1995.

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----
ANNUITY PROVISIONS........................................................   3
   General................................................................   3
   Annuity Unit...........................................................   3
   Assumed Investment Factor..............................................   3
   Variable Annuity Payment Calculation...................................   3

ADDITIONAL PERFORMANCE INFORMATION........................................   3
   SAFECO Resource Bond Sub-Account.......................................   3
   SAFECO Resource Equity, SAFECO Resource Bond,
      SAFECO Resource Growth, SAFECO Resource Northwest,
      Scudder Balanced and Scudder International Sub-Accounts.............   4
        Standardized Total Return Figures.................................   4
        Non-Standardized Total Return Figures.............................   4
   SAFECO Resource Money Market Sub-Account...............................   7
      Yield and Effective Yield...........................................   7
      Non-Standardized Total Return Figures...............................   7

FINANCIAL STATEMENTS......................................................   9
   SAFECO Resource Variable Account B.....................................  10
   SAFECO Life Insurance Company and Subsidiaries.........................  19

                              ANNUITY PROVISIONS

GENERAL

The Settlement Options and related provisions are described in the Prospectus.

ANNUITY UNIT

The value of an Annuity Unit for each Sub-Account was arbitrarily set at $10 when each Sub-Account was established. The value of the Annuity Unit for any subsequent Valuation Period is determined by multiplying the value of the Annuity Unit for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the value is being calculated, and dividing the result by the Assumed Investment Factor for such Valuation Period.

ASSUMED INVESTMENT FACTOR

The Assumed Investment Factor for a one day Valuation Period is 1.00010746. This factor neutralizes the assumed investment return of 4% in the Variable Annuity purchase rate table in the Contract.

VARIABLE ANNUITY PAYMENT CALCULATION

A Variable Annuity is an Annuity with payments which are not predetermined as to dollar amount. Payments will vary in accordance with the net investment results of the Separate Account. The dollar amount of the first monthly Variable Annuity payment under Settlement Options (a), (b) or (c), will be determined by applying the Contract Value (after deduction for premium taxes, if applicable), as of the 15th day of the preceding month, to the Variable Annuity purchase rate table in the Contract. The number of Annuity Units to be credited to the Annuitant will be determined by dividing the first monthly payment by the Annuity Unit value calculated as of the 15th day of the preceding month. This number of Annuity Units remains fixed during the Annuity payment period. The dollar amount of each Variable Annuity payment after the first shall be determined by multiplying the number of Annuity Units credited to the Annuitant by the Annuity Unit value as of the 15th day of the preceding month.

                       ADDITIONAL PERFORMANCE INFORMATION

SAFECO RESOURCE BOND SUB-ACCOUNT

YIELD

The yield for the SAFECO Resource Bond Sub-Account of the Separate Account for the 30-day period ended December 31, 1994 is 5.60%.

Yield is computed using the following formula:

                            6
     Yield = 2 [ (a - b + 1)  - 1]
                  -----
                   cd

   Where: a=   net investment income earned during the period by the portfolio company attributable to shares owned by the Sub-Account

          b= expenses accrued for the period (net of reimbursements and including a proportional amount of the annual administration charge deducted from Participants' accounts during a 30-day period)

          c= the average daily number of accumulation units outstanding during the period

          d= the maximum offering price per accumulation unit on the last day of the period

SAFECO RESOURCE EQUITY, SAFECO RESOURCE BOND, SAFECO RESOURCE GROWTH, SAFECO RESOURCE NORTHWEST, SCUDDER BALANCED AND SCUDDER INTERNATIONAL SUB-ACCOUNTS

STANDARDIZED TOTAL RETURN FIGURES

The "standardized" total return and average annual total return figures quoted below are calculated for required time periods based on a set initial investment amount, include the deduction of an annual Administration Charge assessed, if any, to each Participant's Accumulation Account, include any applicable Contingent Deferred Sales Charge and assume the reinvestment of dividend and capital gains distributions. The amount of the Contingent Deferred Sales Charge ranges from 8% to 1% of withdrawal depending on the Certificate Year in which the withdrawal occurs.

                    FISCAL PERIODS ENDED DECEMBER 31, 1994

                                                                    PERIOD
                                                                  FROM INITIAL
                                           YEAR ENDED                PUBLIC
TOTAL RETURN                                12/31/94     5 YEAR   OFFERING DATE
SAFECO Resource Equity Sub-Account            -.15%       64.08%   108.21%*
SAFECO Resource Bond Sub-Account            -11.16%       25.95%    52.27%*
SAFECO Resource Growth Sub-Account            2.56%                 40.47%**
SAFECO Resource Northwest Sub-Account        -5.02%                 -4.84%**
Scudder Balanced Sub-Account                 -9.71%                 -4.59%***
Scudder International Sub-Account            -9.13%                  5.58%***

                                                                    PERIOD
                                                                  FROM INITIAL
                                           YEAR ENDED                PUBLIC
AVERAGE ANNUAL TOTAL RETURN                 12/31/94     5 YEAR   OFFERING DATE
SAFECO Resource Equity Sub-Account            -.15%       10.41%    10.35%*
SAFECO Resource Bond Sub-Account            -11.16%        4.72%     5.81%*
SAFECO Resource Growth Sub-Account            2.56%                 18.69%**
SAFECO Resource Northwest Sub-Account        -5.02%                 -2.47%**
Scudder Balanced Sub-Account                 -9.71%                 -3.28%***
Scudder International Sub-Account            -9.13%                  3.93%***

*Represents an 89 month period (from July 21, 1987 to December 31, 1994.)

**Represents a 23 month period (from January 7, 1993 to December 31, 1994)

***Represents a 16 month period (from August 3, 1993 to December 31, 1994)

NON-STANDARDIZED TOTAL RETURN FIGURES

Following are several examples of "non-standardized" total return and average annual total return figures which can be calculated in a variety of ways including non-standard time periods, different initial investment amounts, additions of periodic payments, use of time-weighted average annual total returns, deducting or not deducting the Administration Charge and deducting or not deducting the Contingent Deferred Sales Charge. The net change in unit value is the percentage change from the ending unit value to the beginning unit value and is not affected by specific investment amounts.

           NET CHANGE IN UNIT VALUE BASED ON ANY SINGLE SUM INVESTMENT
                       ADMINISTRATION CHARGE NOT DEDUCTED
                  CONTINGENT DEFERRED SALES CHARGE NOT DEDUCTED

                                                                                      PERIOD
                                                                                   FROM INITIAL
                                          YEAR TO DATE  YEAR ENDED                    PUBLIC
TOTAL RETURN                                12/31/94     12/31/94      5 YEAR      OFFERING DATE
SAFECO Resource Equity Sub-Account            7.59%        7.59%       70.21%        110.10%*
SAFECO Resource Bond Sub-Account             -4.27%       -4.27%       30.65%         53.65%*
SAFECO Resource Growth Sub-Account           10.51%       10.51%                      48.97%**
SAFECO Resource Northwest Sub-Account         2.35%        2.35%                       1.56%**
Scudder Balanced Sub-Account                 -2.71%       -2.71%                       1.82%***
Scudder International Sub-Account            -2.09%       -2.09%                      12.68%***


                                                                                      PERIOD
                                                                                   FROM INITIAL
AVERAGE ANNUAL                            YEAR TO DATE  YEAR ENDED                    PUBLIC
 TOTAL RETURN                               12/31/94     12/31/94      5 YEAR      OFFERING DATE
SAFECO Resource Equity Sub-Account            7.59%        7.59%       11.22%         10.49%*
SAFECO Resource Bond Sub-Account             -4.27%       -4.27%        5.49%          5.94%*
SAFECO Resource Growth Sub-Account           10.51%       10.51%                      48.97%**
SAFECO Resource Northwest Sub-Account         2.35%        2.35%                       1.56%**
Scudder Balanced Sub-Account                 -2.71%       -2.71%                       1.82%***
Scudder International Sub-Account            -2.09%       -2.09                       12.68%***

*Represents an 89 month period (from July 21, 1987 to December 31, 1994)

**Represents a 23 month period (from January 7, 1993 to December 31, 1994)

***Represents a 16 month period (from August 3, 1993 to December 31, 1994)

                            NET CHANGE IN UNIT VALUE
                 BASED ON UNIFORM INITIAL AND MONTHLY INVESTMENT
                       ADMINISTRATION CHARGE NOT DEDUCTED
                  CONTINGENT DEFERRED SALES CHARGE NOT DEDUCTED

                                                                                      PERIOD
                                                                                   FROM INITIAL
                                          YEAR TO DATE  YEAR ENDED                    PUBLIC
TOTAL RETURN                                12/31/94     12/31/94      5 YEAR      OFFERING DATE
SAFECO Resource Equity Sub-Account            3.10%        3.10%       42.23%         65.44%*
SAFECO Resource Bond Sub-Account             -1.29%       -1.29%       10.67%         21.72%*
SAFECO Resource Growth Sub-Account            5.71%        5.71%                      19.31%**
SAFECO Resource Northwest Sub-Account         -.18%        -.18%                       2.41%**
Scudder Balanced Sub-Account                  -.93%        -.93%                      -1.02%***
Scudder International Sub-Account            -3.65%       -3.65%                      -1.01%***

                                                                                      PERIOD
AVERAGE ANNUAL                                                                     FROM INITIAL
 TOTAL RETURN                             YEAR TO DATE  YEAR ENDED                    PUBLIC
(TIME WEIGHTED)                             12/31/94     12/31/94      5 YEAR      OFFERING DATE
SAFECO Resource Equity Sub-Account           5.78%        5.78%        14.06%         13.29%*
SAFECO Resource Bond Sub-Account            -2.37%       -2.37%         4.00%          5.22%*
SAFECO Resource Growth Sub-Account          10.71%       10.71%                       18.71%**
SAFECO Resource Northwest Sub-Account        -.34%        -.34%                        2.39%**
Scudder Balanced Sub-Account                -1.71%       -1.71%                       -1.43%***
Scudder International Sub-Account           -6.66%       -6.66%                       -1.41%***

*Represents an 89 month period (from July 21, 1987 to December 31, 1994)

**Represents a 23 month period (from January 7, 1993 to December 31, 1994)

***Represents a 16 month period (from August 3, 1993 to December 31, 1994)

The formulas used to calculate "standardized" total return and average annual total return are set forth below. For "non-standardized" total return and average annual total return, the "CDSC" component is removed to calculate figures which do not contain the Contingent Deferred Sales Charge, the "AF" is removed to calculate figures which do not contain the Administration Charge, the "P" component will vary depending on the initial investment amount and the "N" component will vary depending on the time period selected. Time-weighted average annual total return figures take into account the length of time an investment has been on deposit. Non-standardized figures may cause the performance of the Sub-Accounts to appear higher.

Total return is computed using the following formula:

             n
     P(1 + T)  = ERV

     Where:      P  =    a hypothetical investment of $1,000

                 T  =    total return

                 n  =    number of years

               ERV  =    ending redeemable value of a hypothetical $1000
                         payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

SAFECO RESOURCE MONEY MARKET SUB-ACCOUNT

YIELD AND EFFECTIVE YIELD

The yield and effective yield for the SAFECO Resource Money Market Sub-Account of the Separate Account for the 7-day period ended December 31, 1994, were 3.85% and 3.92%, respectively.

Yield is computed using the following formula:

     Yield = [(X - Y) - Z - AF]  = Base Period Return x 365/7
              ----------------
                     Y

                                                  365/7
     Effective Yield = [ (Base Period Return + 1)      ]  - 1

     Where:      X = value of one Accumulation Unit at the end of a 7-day
                     period.

                 Y = value of one Accumulation Unit at the beginning of a 7-day period.

                 Z = capital changes during the 7-day period, if any.

                AF = proportional amount of annual Administration Charge
                     deducted from Participant's account during a 7-day period.

The computation of yield and effective yield described in this section does not include any Contingent Deferred Sales Charge that may be applicable if all or a portion of the Accumulation Account is withdrawn within the first eight Certificate Years. The amount of the Contingent Deferred Sales Charge ranges from 8% to 1% depending upon the Certificate Year in which the withdrawal occurs. See "Deduction for Contingent Deferred Sales Charge" in the Prospectus for more information.

NONSTANDARDIZED TOTAL RETURN

Following are several examples of "non-standardized" total return and average annual total return figures for the SAFECO Resource Money Market Portfolio which can be calculated in a variety of ways including non-standard time periods, different initial investment amounts, additions of periodic payments, use of time-weighted average annual total returns and deducting or not deducting the Administration Charge and deducting or not deducting the Contingent Deferred Sales Charge. The net change in unit value is the percentage change from the ending unit value to the beginning unit value and is not affected by investment amount.

          NET CHANGE IN UNIT VALUE BASED ON ANY SINGLE SUM INVESTMENT
                      ADMINISTRATION CHARGE NOT DEDUCTED
                 CONTINGENT DEFERRED SALES CHARGE NOT DEDUCTED

                                                                                      PERIOD
                                                                                   FROM INITIAL
                                          YEAR TO DATE  YEAR ENDED                    PUBLIC
TOTAL RETURN                                12/31/94     12/31/94      5 YEAR      OFFERING DATE
SAFECO Resource Money Market                  2.37%        2.37%       17.72%         37.23%
Sub-Account

                                                                                      PERIOD
                                                                                   FROM INITIAL
AVERAGE ANNUAL                            YEAR TO DATE  YEAR ENDED                    PUBLIC
 TOTAL RETURN                               12/31/94     12/31/94      5 YEAR      OFFERING DATE
SAFECO Resource Money Market                  2.37%        2.37%        3.32%          4.34%
Sub-Account

 NET CHANGE IN UNIT VALUE BASED ON ANY UNIFORM INITIAL AND MONTHLY INVESTMENT
                      ADMINISTRATION CHARGE NOT DEDUCTED

                 CONTINGENT DEFERRED SALES CHARGE NOT DEDUCTED


                                                                                      PERIOD
                                                                                   FROM INITIAL
                                          YEAR TO DATE  YEAR ENDED                    PUBLIC
                                            12/31/94     12/31/94      5 YEAR      OFFERING DATE
TOTAL RETURN
SAFECO Resource Money Market                  1.50%        1.50%        6.37%         13.50%
Sub-Account

                                                                                     PERIOD
AVERAGE ANNUAL                                                                     FROM INITIAL
 TOTAL RETURN                             YEAR TO DATE  YEAR ENDED                    PUBLIC
(TIME WEIGHTED)                             12/31/94     12/31/94      5 YEAR      OFFERING DATE
SAFECO Resource Money Market                  2.77%        2.77%        2.43%          3.36%
Sub-Account

For "non-standardized" total return and average annual total return, the "CDSC" component is removed to calculate figures which do not contain the Contingent Deferred Sales Charge, the "AF" is removed to calculate figures which do not contain the Administration Charge, the "P" component will vary depending on the initial investment amount and the "N" component will vary depending on the time period selected. Time-weighted average annual total return figures take into consideration the length of time each investment has been on deposit.

Total return is computed using the following formula:

                    [  (AU - AF) x AUV] - (CDSC x P) - P
                     -----------------------------------     x 100
               T =                  P


Average annual total return is computed using the following formula:

   A = ((the Nth root of { [ (AU - AF) x AUV ] - (CDSC x P) } /P) - 1) x 100

          Where:    T    =    total return

                    A    =    average annual total return

                    N    =    number of years

                    AU   =    number of Accumulation Units purchased at the
                              beginning of the period

                    AF   =    number of Accumulation Units redeemed from
                              Participant's account to pay annual Administration
                              Charge

                    AUV  =    Accumulation Unit value at the end of the period.

                    CDSC = Contingent Deferred Sales Charge, which may be applicable if all or a portion of the Accumulation Account is withdrawn within the first eight Certificate Years. The amount of the Contingent Deferred Sales Charge ranges from 8% to 1% depending upon the Certificate Year in which the withdrawal occurs.

                    P    =    a hypothetical investment of $1,000

                             FINANCIAL STATEMENTS

The consolidated financial statements of SAFECO included herein should be considered only as bearing upon the ability of SAFECO to meet its obligations under the Contracts.

                             FINANCIAL STATEMENTS


                      SAFECO RESOURCE VARIABLE ACCOUNT B

                              TABLE OF CONTENTS

                                                                            PAGE
Report of Ernst & Young LLP, Independent Auditors..........................  11

Statements of Assets and Liabilities as of December 31, 1994...............  12

Statements of Operations for the year ended December 31, 1994..............  13

Statements of Changes in Net Assets for the years ended
  December 31, 1994 and 1993...............................................  14

Notes to Financial Statements (including accumulation unit data)...........  16

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Board of Directors of SAFECO Life Insurance Company and
Participants of SAFECO Resource Variable Account B:

We have audited the accompanying statement of assets and liabilities of SAFECO Resource Variable Account B (comprising, respectively, the Equity, Growth, Northwest, Bond, Money Market, International, and Balanced Sub-Accounts), as of December 31, 1994. For the Equity, Bond, and Money Market Sub-Accounts, we have audited the statement of operations for the year ended December 31, 1994, the statement of changes in net assets for each of the two years in the period then ended, and the accumulation unit data for each of the five years in the period then ended. For the Growth, Northwest, International and Balanced Sub-Accounts, we have audited the statement of operations, the statement of changes in net assets and the accumulation unit data for the year ended December 31, 1994 and for the period from the commencement of operations (January 7, 1993 for the Growth and Northwest Sub-Accounts and March 12, 1993 for the Balanced and International Sub-Accounts) to December 31, 1993. These financial statements and accumulation unit data are the responsibility of the SAFECO Resource Variable Account B's management. Our responsibility is to express an opinion on these financial statements and accumulation unit data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and accumulation unit data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1994, by correspondence with SAFECO Resource Series Trust and Scudder Variable Life Investment Fund. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and accumulation unit data referred to above present fairly, in all material respects, the financial position of each of the respective Sub-Accounts constituting SAFECO Resource Variable Account B at December 31, 1994, the results of their operations, the changes in their net assets, and the accumulation unit data for the periods referred to above, in conformity with generally accepted accounting principles.


/s/ ERNST & YOUNG LLP


Seattle, Washington
January 27, 1995

STATEMENT OF ASSETS AND LIABILITIES

                                                                                           SUB-ACCOUNTS
                                                                   ----------------------------------------------------------------
AS OF DECEMBER 31, 1994                                            EQUITY     GROWTH      NW     BOND     MMKT     INT'L     BAL
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            -- (In Thousands, Except Per-Unit Amounts) --
ASSETS:
 Investments, at value:
  SAFECO Resource Series Trust - Equity Portfolio
    3,215,061 shares at net asset value of $16.83 per share
    (identified cost $52,866)                                      $54,102
  SAFECO Resource Series Trust - Growth Portfolio
    484,769 shares at net asset value of $12.98 per share
    (identified cost $6,232)                                                  $ 6,290
  SAFECO Resource Series Trust - Northwest Portfolio
    108,100 shares at net asset value of $10.24 per share
    (identified cost $1,102)                                                            $ 1,107
  SAFECO Resource Series Trust - Bond Portfolio
    732,723 shares at net asset value of $10.20 per share
    (identified cost $8,190)                                                                     $ 7,472
  SAFECO Resource Series Trust - Money Market Portfolio
    4,733,044 shares at net asset value of $1.00 per share
    (identified cost $4,733)                                                                              $ 4,733
  Scudder Variable Life Investment Fund - International Portfolio
    459,233 shares at net asset value of $10.69 per share
    (identified cost $5,045)                                                                                       $ 4,909
  Scudder Variable Life Investment Fund - Balanced Portfolio
    137,557 shares at net asset value of $8.97 per share
    (identified cost $1,248)                                                                                                $ 1,234

 Cash                                                                    8         --        --        1       --       --       --
                                                                   -------    -------   -------  -------  -------  -------  -------
   Total assets                                                     54,110      6,290     1,107    7,473    4,733    4,909    1,234
                                                                   -------    -------   -------  -------  -------  -------  -------
LIABILITIES:
 Mortality and expense risk charge payable                              54          6         1        8        5        5        1
 Fees payable                                                            8         --        --        1       --       --       --
                                                                   -------    -------   -------  -------  -------  -------  -------

   Total liabilities                                                    62          6         1        9        5        5        1
                                                                   -------    -------   -------  -------  -------  -------  -------
NET ASSETS                                                         $54,048    $ 6,284   $ 1,106  $ 7,464  $ 4,728  $ 4,904  $ 1,233
                                                                   =======    =======   =======  =======  =======  =======  =======

ACCUMULATION UNITS OUTSTANDING (Note 4)                              2,126        422       109      480      342      466      122
                                                                   =======    =======   =======  =======  =======  =======  =======
ACCUMULATION UNIT VALUE AND REDEMPTION
  PRICE PER UNIT (Note 2)
  (Net assets divided by accumulation units outstanding)( ( 8 8    $25.424    $14.897   $10.156  $15.559  $13.837  $10.519  $10.066
                                                                   =======    =======   =======  =======  =======  =======  =======


                       See Notes to Financial Statements

                                                         STATEMENT OF OPERATIONS

                                                                                           SUB-ACCOUNTS
                                                                   ----------------------------------------------------------------
                                                                                FOR THE YEAR ENDED DECEMBER 31, 1994

                                                                   EQUITY     GROWTH      NW     BOND     MMKT     INT'L     BAL
                                                                   ----------------------------------------------------------------
                                                                                      -- ($ In Thousands) --
INVESTMENT INCOME:
  Income dividends and capital gain
    distributions                                                  $ 4,986     $290       $ 7    $ 411    $146     $   8    $ 30

EXPENSES:
  Mortality and expense risk charge (Note 3)                           543       39         9       99      51        36       8
                                                                   -------     ----       ---    -----    ----     -----    ----

NET INVESTMENT INCOME                                                4,443      251        (2)     312      95       (28)     22
                                                                   -------     ----       ---    -----    ----     -----    ----
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) on
    investment transactions                                          1,691       (6)       13       67      --        34     (15)
  Net change in unrealized
    appreciation (depreciation)                                     (3,071)     109        (4)    (699)     --      (166)    (15)
                                                                   -------     ----       ---    -----    ----     -----    ----

NET GAIN (LOSS) ON INVESTMENTS                                      (1,380)     103         9     (632)     --      (132)    (30)
                                                                   -------     ----       ---    -----    ----     -----    ----
NET CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                  $ 3,063     $354       $ 7    $(320)   $ 95     $(160)   $ (8)
                                                                   =======     ====       ===    =====    ====     =====    ====


                       See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         SUB-ACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                                     EQUITY                     GROWTH                       NW
                                                        ----------------------------------------------------------------------------

                                                                            FOR THE YEAR OR PERIOD ENDED DECEMBER 31
                                                             1994          1993            1994         1993*       1994       1993*
                                                        ----------------------------------------------------------------------------

                                                                                    -- ($ in Thousands) --
OPERATIONS:
  Net investment income                                    $ 4,443          $ 1,795         $  251     $  78        $   (2)    $  1
  Net realized gain (loss) on investment transactions        1,691              714             (6)       36            13       --
  Net change in unrealized appreciation (depreciation)      (3,071)           3,079            109       (51)           (4)       9
                                                           -------          -------         ------     -----        ------     ----

  Net change in net assets resulting from operations         3,063            5,588            354        63             7       10

NET ACCUMULATION UNIT TRANSACTIONS (Note 4)                 17,856           10,328          5,174       693           725      364
                                                           -------          -------         ------     -----        ------     ----

TOTAL CHANGE IN NET ASSETS                                  20,919           15,916          5,528       756           732      374

NET ASSETS AT BEGINNING OF PERIOD                           33,129           17,213            756        --           374       --
                                                           -------          -------         ------     -----        ------     ----

NET ASSETS AT END OF PERIOD                                $54,048          $33,129         $6,284     $ 756        $1,106     $374
                                                           =======          =======         ======     =====        ======     ====


*  Commencement of Operations was January 7, 1993.


                       See Notes to Financial Statements

                                              STATEMENT OF CHANGES IN NET ASSETS

                                                                     (Continued)

                                                                              SUB-ACCOUNTS
                                              ------------------------------------------------------------------------
                                                        BOND              MMKT            INT'L             BAL

                                              ------------------------------------------------------------------------

                                                             FOR THE YEAR OR PERIOD ENDED DECEMBER 31

                                                    1994     1993    1994     1993    1994     1993*    1994    1993*

                                              ------------------------------------------------------------------------

                                                                      -- ($ in Thousands) --

OPERATIONS:
Net investment income                             $  312    $  439   $   95  $   53  $  (28)     $ --   $   22     $ --
Net realized gain (loss) on investment
  transactions                                        67        71       --      --      34        --      (15)      --
Net change in unrealized appreciation
  (depreciation)                                    (699)      (74)      --      --    (166)       30      (15)       1
                                                  ------    ------   ------  ------  ------      ----   ------     ----

Net change in net assets resulting from
  operations                                        (320)      436       95      53    (160)       30       (8)       1

NET ACCUMULATION UNIT TRANSACTIONS (Note 4)          520     2,210      936    (453)  4,329       705    1,136      104
                                                  ------    ------   ------  ------  ------      ----   ------     ----

TOTAL CHANGE IN NET ASSETS                           200     2,646    1,031    (400)  4,169       735    1,128      105

NET ASSETS AT BEGINNING OF PERIOD                  7,264     4,618    3,697   4,097     735        --      105       --
                                                  ------    ------   ------  ------  ------      ----   ------     ----

NET ASSETS AT END OF PERIOD                       $7,464    $7,264   $4,728  $3,697  $4,904      $735   $1,233     $105
                                                  ======    ======   ======  ======  ======      ====   ======     ====


*  Commencement of Operations was March 12, 1993.


                       See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

    SAFECO Resource Variable Account B (Variable Account B) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment account of SAFECO Life Insurance Company (SAFECO), a wholly-owned subsidiary of SAFECO Corporation.

    Variable Account B is divided into sub-accounts which are invested in shares of a designated portfolio of either SAFECO Resource Series Trust or Scudder Variable Life Investment Fund.

    The five portfolios of SAFECO Resource Series Trust are available to unitholders -- the Equity, Growth, Northwest (NW), Bond, and Money Market
    (MMKT) portfolios. Two portfolios of Scudder Variable Life Investment Funds are also available to unitholders - the International (INT'L) and Balanced
    (BAL) portfolios.

    The assets of Variable Account B are the property of SAFECO and are not commingled with liabilities arising out of any other business of SAFECO.

2.  SIGNIFICANT ACCOUNTING POLICIES

    SECURITY VALUATION -- Investments in mutual fund securities are carried in the statement of assets and liabilities at net asset value as reported by the Fund. Realized gains or losses on securities transactions are determined using the First-In First-Out (FIFO) cost method. Security transactions are recorded on the trade date.

    DISTRIBUTIONS -- The net investment income and realized capital gains of Variable Account B are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

    FEDERAL INCOME TAX -- Operations of Variable Account B are included in the federal income tax return of SAFECO, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of Variable Account B.

    UNIT VALUE CALCULATION -- For financial reporting purposes, amounts have been rounded to the nearest thousand dollars, except for per unit amounts, which may result in minor rounding differences. Per unit amounts are calculated based on precise amounts.

3.  EXPENSES

    A mortality and expense risk charge is deducted by SAFECO from Variable Account B on a daily basis which is equal, on an annual basis, to 1.25% of the average daily net asset value of Variable Account B. The mortality risks assumed by SAFECO arise from its contractual obligation to make annuity payments after the annuity date for the life of the participant and to waive withdrawal charges in the event of the death of a participant. The expense risk assumed by SAFECO is that the costs of administering the contracts and Variable Account B will exceed the amount received from the administration charge. The mortality and expense risk charge is guaranteed by SAFECO and cannot be increased.

    The following expenses may be deducted from a contractholder's account by SAFECO and not directly from Variable Account B. As a fee for expenses associated with the administration of the contract owner's account, an annual charge of $30 may be deducted by SAFECO from the accumulated value of each contract on the date the initial purchase payment is invested and on each certificate anniversary. SAFECO has the right to increase this fee to $35. In the event that a participant withdraws all or a portion of the participant's accumulation account, i kontingent deferred sales kharge is imposed on withdrawals of purchase payments in the first eight certificate years. Any premium tax levied by a state or government entity with respect to the Variable Account B contract will be charged against the contract. Fees and charges may vary by product. See the Prospectus "Expense Table" for further information.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                                     (Continued)

4. ACCUMULATION UNITS

                                                                   SUB-ACCOUNTS
                                        --------------------------------------------------------------------
                                            EQUITY                   GROWTH                      NW
                                        --------------------------------------------------------------------

                                                     FOR THE YEAR OR PERIOD ENDED DECEMBER 31
                                         1994     1993             1994     1993*            1994     1993*
                                        --------------------------------------------------------------------

                                                              -- (In Thousands) --
UNITS:
  Sales                                    920       591             427       73             82         39
  Redemptions                             (196)     (109)            (61)     (17)           (11)        (1)
                                       -------   -------          -------   -----         ------       ----
    Net change                             724       482             366       56             71         38
                                       =======   =======          ======    =====         ======       ====

AMOUNTS:
  Sales                                $22,661   $12,675          $6,036    $ 922         $  839       $372
  Redemptions                           (4,805)   (2,347)           (862)    (229)          (114)        (8)
                                       -------   -------          ------    -----         ------       ----
    Net change                         $17,856   $10,328          $5,174    $ 693         $  725       $364
                                       =======   =======          ======    =====         ======       ====

DECEMBER 31, 1994:
  Paid in capital                      $41,855                    $5,867                  $1,089
  Par value per unit                      None                      None                    None
  Accumulation units authorized      Unlimited                 Unlimited               Unlimited
  Accumulation units owned by SAFECO       200                        --                      --


* Commencement of Operations was January 7, 1993.

NOTES TO FINANCIAL STATEMENTS

(Continued)

4. ACCUMULATION UNITS

                                                                         SUB-ACCOUNTS
                                        --------------------------------------------------------------------------------
                                           BOND                      MMKT               INT'L               BAL
                                        --------------------------------------------------------------------------------

                                                            FOR THE YEAR OR PERIOD ENDED DECEMBER 31
                                           1994      1993       1994      1993       1994    1993*     1994     1993*
                                        --------------------------------------------------------------------------------
                                                                 -- (In Thousands) --
UNITS:
   Sales                                      106      165        523       121         479     68        118      10
   Redemptions                                (73)     (28)      (455)     (155)        (81)    --         (6)     --
                                          -------   ------    -------   -------     -------   ----     ------    ----
   Net change                                  33      137         68       (34)        398     68        112      10
                                          =======   ======    =======   =======     =======   ====     ======    ====

AMOUNTS:
   Sales                                  $ 1,672   $2,675    $ 7,141   $ 1,638     $ 5,218   $705     $1,193    $104
   Redemptions                             (1,152)    (465)    (6,205)   (2,091)       (889)    --        (57)     --
                                          -------   ------    -------   -------     -------   ----     ------    ----
   Net change                             $   520   $2,210    $   936   $  (453)    $ 4,329   $705     $1,136    $104
                                          =======   ======    =======   =======     =======   ====     ======    ====

DECEMBER 31, 1994:

   Paid in capital                        $ 6,187             $ 3,852               $ 5,034            $1,240
   Par value per unit                        None                None                  None              None
   Accumulation units authorized        Unlimited           Unlimited             Unlimited         Unlimited
   Accumulation units owned by                200                 200                    --                --
     SAFECO

*  Commencement of Operations was March 12, 1993.


5. INVESTMENT TRANSACTIONS

                                                                        SUB-ACCOUNTS
                                                 -----------------------------------------------------------
                                                 EQUITY   GROWTH     NW      BOND    MMKT   INT'L     BAL
                                                 -----------------------------------------------------------

                                                                   -- ($ in Thousands) --
   Purchases for the year ended
     December 31, 1994                          $ 28,388  $ 6,534  $  941  $ 2,241  $9,580  $5,804  $ 1,316
                                                ========  =======  ======  =======  ======  ======  =======

   Sales for the year ended
     December 31, 1994                          $  6,068  $ 1,104  $  217  $ 1,408  $8,548  $1,498  $   157
                                                ========  =======  ======  =======  ======  ======  =======


6. ACCUMULATION UNIT DATA

                                                                        SUB-ACCOUNTS
                                              -----------------------------------------------------------------
                                                 EQUITY    GROWTH     NW      BOND     MMKT     INT'L    BAL
                                              -----------------------------------------------------------------
    December 31, 1990                            $13.987        --       --   $12.532  $12.527       --       --
    December 31, 1991                             17.520        --       --    14.107   13.074       --       --
    December 31, 1992                             18.704        --       --    14.882   13.335       --       --
    January 7, 1993                                   --   $10.000  $10.000        --       --       --       --
    March 12, 1993                                    --        --       --        --       --  $ 8.250  $10.060
    December 31, 1993                             23.630    13.480    9.923    16.253   13.516   10.743   10.346
    December 31, 1994                             25.424    14.897   10.156    15.559   13.837   10.519   10.066

                   Audited Consolidated Financial Statements









                         SAFECO Life Insurance Company
                                and Subsidiaries

                      For the Year Ended December 31, 1994

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED FINANCIAL STATEMENTS




                               TABLE OF CONTENTS



                                                                           PAGE
Report of Independent Auditors  . . . . . . . . . . . . . . . . . . . . . . 1

Consolidated Financial Statements

      Consolidated Balance Sheet  . . . . . . . . . . . . . . . . . . . . . 2

      Statement of Consolidated Income  . . . . . . . . . . . . . . . . . . 3

      Statement of Changes in Stockholder's Equity  . . . . . . . . . . . . 4

      Statement of Consolidated Cash Flows  . . . . . . . . . . . . . . . . 5

      Notes to Consolidated Financial Statements. . . . . . . . . . . . . . 7

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Board of Directors
SAFECO Life Insurance Company

We have audited the accompanying consolidated balance sheet of SAFECO Life Insurance Company and subsidiaries as of December 31, 1994 and 1993, and the related statements of consolidated income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of SAFECO Life Insurance Company and subsidiaries at December 31, 1994 and 1993, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1994, in conformity with generally accepted accounting principles.

As described in Note 1 to the Consolidated Financial Statements, SAFECO Life Insurance Company and subsidiaries adopted certain new accounting standards in 1994 and 1993 as required by the Financial Accounting Standards Board.


                                  /s/ Ernst & Young LLP
                                  ----------------------------


Seattle, Washington
February 10, 1995

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEET
(In Thousands Except Share Amounts)

<Caption)

                                                                                               December 31
                                                                                        --------------------------
                                                                                           1994            1993
                                                                                        ----------      ----------
ASSETS
Investments (Note 2):
  Fixed Maturities Available-for-Sale, at Market Value
    (Amortized Cost: 1994--$6,116,932) .............................................    $5,915,662      $       --
  Fixed Maturities Held-to-Maturity, at Amortized Cost
    (Market Value: 1994--$1,948,309; 1993--$8,112,537) .............................     2,053,132       7,422,664
  Marketable Equity Securities, at Market Value
    (Cost: 1994--$15,846; 1993--$14,833) ...........................................        22,747          25,166
  First Mortgage Loans on Real Estate:
    Nonaffiliates (Less allowance for losses: 1994--$9,511; 1993--$7,000) ..........       418,440         400,219
    Affiliates .....................................................................       134,157          86,871
  Real Estate (At cost, less accumulated depreciation:
    1994--$412; 1993--$331) ........................................................         5,149           6,453
  Policy Loans .....................................................................        53,329          50,488
  Short-Term Investments (At cost which approximates market) .......................        62,789          74,573
  Investment in Limited Partnerships ...............................................         1,219           1,039
                                                                                        ----------      ----------
      Total investments ............................................................     8,666,624       8,067,473
  Cash .............................................................................        26,710          19,210
  Accured investment income ........................................................       141,907         128,212
  Accounts and Notes Receivable (Less allowance for doubtful accounts:
    1994--$160; 1993--$68) .........................................................        21,189          27,703
  Reinsurance Recoverables .........................................................        15,517          15,166
  Deferred Policy Acquisition Costs ................................................       247,190         234,200
  Other Assets .....................................................................         6,494           7,100
  Deferred Income Tax Recoverable (Includes tax on unrealized
    depreciation of investment securities: 1994--$68,028) (Note 9) .................        30,229              --
  Assets Held in Separate Accounts .................................................       158,266          95,321
                                                                                        ----------      ----------
      Total Assets .................................................................    $9,314,126      $8,594,385
                                                                                        ==========      ==========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Policy and Contract Liabilities (Note 5):
    Future Policy Benefits .........................................................    $  155,322      $  151,488
    Policy and Contract Claims .....................................................        29,050          33,186
    Premiums Paid in Advance .......................................................         8,783           9,957
    Funds Held Under Deposit Contracts .............................................     7,988,456       7,229,439
    Other Policyholders' Funds .....................................................        74,308          71,857
                                                                                        ----------      ----------
      Total Policy and Contract Liabilities ........................................     8,255,919       7,495,927
  Other Liabilities ................................................................        89,239          87,797
  Federal Income Taxes (Note 9):
    Current ........................................................................        12,464          15,665
    Deferred (Includes tax on unrealized appreciation of
      investment securities: 1993--$3,617) .........................................            --          51,570
  Liabilities Related to Separate Accounts .........................................       158,266          95,321
                                                                                        ----------      ----------
      Total Liabilities ............................................................     8,515,888       7,746,280
                                                                                        ----------      ----------
  Stockholder's Equity:
    Common Stock, $250 Par Value:
      20,000 Shares Authorized, Issued and Outstanding .............................         5,000           5,000
    Additional Paid-In Capital .....................................................        85,000          85,000
    Retained Earnings (Note 7) .....................................................       834,467         751,277
    Unrealized (Depreciation) Appreciation of Investment Securities,
      Net of Tax (Note 2) ..........................................................      (126,229)          6,828
                                                                                        ----------      ----------
        Total Stockholder's Equity .................................................       798,238         848,105
                                                                                        ----------      ----------
          Total Liabilities and Stockholder's Equity ...............................    $9,314,126      $8,594,385
                                                                                        ==========      ==========

                See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CONSOLIDATED INCOME

                                                                                Year Ended December 31
                                                                          ----------------------------------
                                                                            1994         1993         1992
                                                                          --------    ----------    --------
                                                                                    (In Thousands)
Revenues:
 Premiums............................................................     $252,929    $  279,628    $303,288
 Investment income:
  Interest on Fixed Maturities.......................................      648,296       612,805     567,458
  Interest on Mortgage Loans.........................................       51,135        48,207      48,883
  Interest on Short-Term Investments.................................        3,351         3,334       3,112
  Dividends from Marketable Equity Securities........................        1,446         1,817       2,258
  Dividends from Redeemable Preferred Stock..........................          618            --          --
  Other Investment Income............................................        4,375         4,862       4,534
                                                                          --------    ----------    --------
    Total............................................................      709,221       671,025     626,245

  Less Investment Expenses...........................................        3,551         3,303       2,992
                                                                          --------    ----------    --------
  Net Investment Income..............................................      705,670       667,722     623,253
                                                                          --------    ----------    --------
  Other Revenue......................................................        9,795        11,850      13,363
  Realized Investment Gain...........................................        5,639        53,544       3,377
                                                                          --------    ----------    --------
    Total............................................................      974,033     1,012,744     943,281
                                                                          --------    ----------    --------

Benefits and Expenses:
 Policy Benefits.....................................................      674,215       675,479     674,139
 Commissions.........................................................       84,760        82,262      81,113
 Personnel Costs.....................................................       42,439        43,244      42,036
 Taxes Other Than Payroll and Income Taxes...........................        7,652         8,477       9,209
 Other Operating Expenses............................................       44,519        40,430      38,447
 Amortization of Deferred Policy Acquisition Costs...................       29,407        26,350      18,861
 Deferral of Policy Acquisition Costs................................      (43,360)      (38,925)    (45,257)
                                                                          --------    ----------    --------
    Total............................................................      839,632       837,317     818,548
                                                                          --------    ----------    --------
Income before Federal Income Taxes...................................      134,401       175,427     124,733
                                                                          --------    ----------    --------
Provision (Benefit) for Federal Income Taxes (Note 9):
 Current.............................................................       57,365        91,597      71,314
 Deferred............................................................      (10,154)      (26,135)    (22,973)
                                                                          --------    ----------    --------
    Total............................................................       47,211        65,462      48,341
                                                                          --------    ----------    --------
Income Before Cumulative Effect of Accounting Changes................       87,190       109,965      76,392

Cumulative Effect of Accounting Changes (Notes 8 and 9):
 Postretirement Benefits (Net of Tax)................................           --        (2,493)         --
 Income Taxes........................................................           --         9,092          --
                                                                          --------    ----------    --------
Net Income...........................................................     $ 87,190    $  116,564    $ 76,392
                                                                          ========    ==========    ========

                See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY



                                                   Year Ended December 31
                                              --------------------------------
                                                1994        1993        1992
                                              ---------   --------    --------
                                                       (In Thousands)
Common Stock...............................   $   5,000   $  5,000    $  5,000
                                              ---------   --------    --------
Additional Paid-In Capital.................      85,000     85,000      85,000
                                              ---------   --------    --------
Retained Earnings:
  Balance at the Beginning of Year.........     751,277    638,713     566,321
  Net Income...............................      87,190    116,564      76,392
  Dividends to Parent......................      (4,000)    (4,000)     (4,000)
                                              ---------   --------    --------
  Balance at the End of Year...............     834,467    751,277     638,713
                                              ---------   --------    --------
Unrealized Appreciation (Depreciation)
  of Investment Securities, Net of Tax
  (Note 2):
    Balance at the Beginning of Year.......       6,828      5,968       6,124
    Net Effect of Adoption of FASB
      Statement 115........................     279,957          -           -
    Change in Unrealized Appreciation
      (Depreciation).......................    (413,014)       860        (156)
                                              ---------   --------    --------
    Balance at the End of Year.............    (126,229)     6,828       5,968
                                              ---------   --------    --------
      Stockholder's Equity.................   $ 798,238   $848,105    $734,681
                                              =========   ========    ========



                See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CONSOLIDATED CASH FLOWS


                                                                               Year Ended December 31
                                                                       ---------------------------------------
                                                                          1994         1993           1992
                                                                       -----------  ------------   -----------
                                                                                  (In Thousands)
OPERATING ACTIVITIES:
  Insurance Premiums Received........................................  $   233,129   $   264,254   $   289,049
  Dividends and Interest Received....................................      641,234       589,916       538,512
  Other Operating Receipts...........................................       11,419        11,814        11,535
  Insurance Claims and Policy Benefits Paid..........................     (242,523)     (270,702)     (283,062)
  Underwriting, Acquisition and Insurance Operating Costs Paid.......     (177,188)     (168,809)     (167,400)
  Income Taxes Paid..................................................      (60,566)      (94,169)      (58,082)
                                                                       -----------   -----------   -----------
      Net Cash Provided by Operating Activities......................      405,505       332,304       330,552
                                                                       -----------   -----------   -----------
INVESTING ACTIVITIES:
  Purchase of:
    Fixed Maturities Available-for-Sale..............................   (1,110,154)            -             -
    Fixed Maturities Held-to-Maturity................................     (358,297)   (2,106,558)   (2,088,419)
    Marketable Equity Securities.....................................         (407)         (132)         (239)
    Other Investments................................................      (24,381)          (53)          (73)
    Real Estate......................................................            -             -          (101)
    Policy and Nonaffiliated Mortgage Loans..........................      (68,710)      (62,156)      (70,176)
    Affiliated Mortgage Loans........................................      (54,000)            -             -
  Maturities of Fixed Maturities Available-for-Sale..................      476,410             -             -
  Maturities of Fixed Maturities Held-to-Maturity....................       54,564       644,532       573,602
  Sale of:
    Fixed Maturities Available-for-Sale..............................      250,227             -             -
    Fixed Maturities Held-to-Maturity................................            -       675,044       776,352
    Marketable Equity Securities.....................................           65         6,323         2,841
    Other Investments................................................       23,992             -         9,499
    Real Estate......................................................        1,885           115           485
    Policy and Nonaffiliated Mortgage Loans..........................       42,038        43,107        30,008
    Affiliated Mortgage Loans........................................        6,714         2,324        36,375
  Net (increase) Decrease in Short-Term Investments..................       11,793        10,343       (40,174)
  Other..............................................................          947        (1,190)       (1,963)
                                                                       -----------   -----------   -----------
       Net Cash Used in Investing Activities.........................     (747,314)     (788,301)     (771,983)
                                                                       -----------   -----------   -----------

FINANCING ACTIVITIES:
  Funds Received Under Deposit Contracts.............................    1,012,164     1,001,880       954,813
  Return of Funds Held Under Deposit Contracts.......................     (659,697)     (555,429)     (506,090)
  Dividends to Parent................................................       (4,000)       (4,000)       (3,000)
  Net Proceeds from Short-Term Borrowings............................          842        15,569             -
                                                                       -----------   -----------   -----------
       Net Cash Provided by Financing Activities.....................      349,309       458,020       445,723
                                                                       -----------   -----------   -----------
Net Increase in Cash.................................................        7,500         2,023         4,292
Cash at Beginning of Year............................................       19,210        17,187        12,895
                                                                       -----------   -----------   -----------
Cash at End of Year..................................................  $    26,710   $    19,210   $    17,187
                                                                       ===========   ===========   ===========


For purposes of reporting cash flows, cash consists of balances on hand and on deposit in banks and financial institutions.


           See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CONSOLIDATED CASH FLOWS-
RECONCILIATION OF NET INCOME TO NET CASH
PROVIDED BY OPERATING ACTIVITIES

                                                                         Year Ended December 31
                                                                  ------------------------------------
                                                                    1994          1993          1992
                                                                  --------      --------      --------
                                                                             (In Thousands)
Net Income....................................................    $ 87,190      $116,564      $ 76,392
                                                                  --------      --------      --------
Adjustments to Reconcile Net Income to
  Net Cash Provided by Operating Activities:
    Realized Investment Gain..................................      (5,639)      (53,544)       (3,377)
    Amortization of Fixed Maturity Investments................     (12,247)      (10,476)       (7,036)
    Deferred Federal Income Tax Benefit.......................     (10,154)      (26,135)      (22,973)
    Interest Expense on Deposit Contracts.....................     405,536       400,122       375,305
    Cumulative Effect of Accounting Changes...................           -        (6,599)            -
    Other.....................................................        (440)          205           171

    Changes in:
      Future Policy Benefits..................................       3,834         1,322         3,521
      Policy and Contract Claims..............................      (4,136)       (5,577)       (4,925)
      Premiums Paid in Advance................................      (1,174)         (476)       (1,510)
      Deferred Policy Acquisition Costs.......................     (12,990)      (12,575)      (26,396)
      Accrued Investment Income...............................     (13,695)       (9,185)       (9,443)
      Accrued Interest on Accrual Bonds.......................     (41,285)      (56,712)      (68,509)
      Other Receivables.......................................       5,064        (3,937)        1,244
      Current Federal Income Taxes............................      (3,201)       (2,572)       13,232
      Other Assets and Liabilities............................       1,820        22,966)        3,762
      Other Policyholders' Funds..............................       7,022        (5,518)        1,094
                                                                  --------      --------      --------
        Total Adjustments.....................................     318,315       231,309       254,160
                                                                  --------      --------      --------
Net Cash Provided by Operating Activities.....................    $405,505      $347,873      $330,552
                                                                  ========      ========      ========



                See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF REPORTING. The consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include the accounts of SAFECO Life Insurance Company (the Company) and its wholly-owned subsidiaries, SAFECO National Life Insurance Company and First SAFECO National Life Insurance Company of New York. The Company is a wholly-owned subsidiary of SAFECO Corporation.

    All significant intercompany transactions have been eliminated in the consolidated financial statements. Certain reclassifications have been made in the 1993 and 1992 financial statements to conform to current classifications.

    ACCOUNTING FOR PREMIUMS. Life and health insurance premiums are reported as income when collected for traditional individual life policies and when earned for group and individual health policies. Funds received under pension deposit contracts, annuities and universal life policies are recorded as liabilities rather than premium income when received. Revenues for universal life products consist of front-end loads, mortality charges and expense charges assessed against individual policyholder account balances. These loads and charges are recognized as income when earned.

    INVESTMENTS.  The Company adopted Financial Accounting Standards Board
    (FASB) Statement 115, "Accounting for Certain Investments in Debt and Equity Securities," on January 1, 1994, applying the provisions of the Statement to Investments held as of, or acquired after that date. See discussion of new accounting standards on page 9.

    Fixed maturity investments (bonds and redeemable preferred stocks) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and carried at amortized cost in the balance sheet. Fixed maturities classified as available-for-sale are carried at market value, with changes in unrealized gains and losses recorded directly to stockholder's equity, net of applicable income taxes and deferred policy acquisition costs valuation allowance. The Company has no fixed maturities classified as trading.

    All marketable equity securities are classified as available-for-sale and carried at market value, with changes in unrealized gains and losses recorded directly to stockholder's equity, net of applicable income taxes.

    When the collectibility of income on certain investments is considered doubtful, they are placed on non-accrual status and thereafter interest income is recognized only when payment is received. Investments that have declined in market value below cost and for which the decline is judged to be other than temporary are written down to fair value. Writedowns are made directly on an individual security basis and are included in realized investment losses in the Statement of Consolidated Income.

    The cost of security investments sold is determined by the "identified cost" method.

    Mortgage loans are carried at outstanding principal balances, less an allowance for loan losses.

    REAL ESTATE AND DEPRECIATION. Income-producing real estate is classified as an investment. The Company provides straight-line depreciation on its buildings based upon their estimated useful lives.

    Investment real estate that has declined in market value below cost and for which the decline is judged to be other than temporary is written down to estimated realizable value. The writedowns are included in realized investment losses in the Statement of Consolidated Income.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1 (continued)

    DEFERRED POLICY ACQUISITION COSTS. Acquisition costs, consisting of commissions and certain other underwriting expenses, which vary with and are primarily related to the production of new business, are deferred.

    Acquisition costs for annuities and universal life policies are amortized over the lives of the policies in proportion to the present value of estimated future gross profits. To the extent actual experience differs from assumptions, and to the extent estimates of future gross profits require revision, the unamortized balance of deferred policy acquisition costs is adjusted accordingly. There were no significant revisions made in 1994, 1993 or 1992.

    Acquisition costs for traditional individual life insurance policies are amortized over the premium payment period of the related policies using assumptions consistent with those used in computing policy benefit liabilities.

    FUTURE POLICY BENEFITS. Liabilities for universal life insurance policies, deferred annuity and pension deposit contracts are equal to the accumulated account value of such policies or contracts as of the valuation date. Liabilities for structured settlement annuities are based on interest rate assumptions using market rates at issue, graded downward over 40 years to a range of 5-1/2% to 8-3/4%.

    Liabilities for future policy benefits under traditional individual life insurance policies have been computed on the level premium method using interest, mortality and persistency assumptions based on Company experience modified to provide for adverse deviation. Interest assumptions range from 8-1/2% graded to 3-1/4%.

    POLICY AND CONTRACT CLAIMS. The liability for policy and contract claims is established on the basis of reported losses ("case basis" method). Provision is also made for claims incurred but not reported, based on historical experience. The estimates for claims incurred but not reported are continually reviewed and any necessary adjustments are reflected in current operations.

    SEPARATE ACCOUNTS. The Company administers segregated asset accounts for pension and other clients. The assets of these Separate Accounts, which consist of common stocks, are the property of the Company. The liabilities of these Separate Accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with these pension and other clients. The assets of the Separate Accounts, equal to the reserves and other contract liabilities of the Separate Accounts, are not chargeable with liabilities arising out of any other business the Company may conduct. Investment risks associated with market value changes are borne by the clients. Deposits, withdrawals, net investment income and realized and unrealized capital gains and losses on the assets of the Separate Account are not reflected in the Statement of Consolidated Income. Management fees and other charges assessed against the contracts are included in other revenue.

    FEDERAL INCOME TAXES. The Company and its subsidiaries file a consolidated federal income tax return with SAFECO Corporation. Tax payments (credits) are made to or received from SAFECO Corporation on a separate tax return filing basis. The Company provides for federal income taxes based on financial reporting income and deferred federal income taxes on temporary differences between financial reporting and taxable income.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1 (continued)

    NEW ACCOUNTING STANDARDS. The Company adopted Financial Accounting Standards Board (FASB) Statements 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions," and 109, "Accounting for Income Taxes," in the first quarter of 1993. See the Statement of Consolidated Income for the effect on income of adoption of Statements 106 and 109. For additional disclosure relating to Statements 106 and 109, see
    Note 8 and Note 9, respectively.

    The Company adopted FASB Statement 112, "Employers' Accounting for Postemployment Benefits," effective January 1, 1994. Adoption had no effect on net income.

    The Company adopted FASB Statement 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," in the first quarter of 1993. Adoption had no effect on net income. See Note 5 for disclosures relating to reinsurance.

    In May of 1993, the FASB issued Statement 114, "Accounting by Creditors for Impairment of a Loan," which provides guidance on valuing impaired loans. The FASB also issued Statement 118, "Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures," in October of 1994, which amends Statement 114. Both Statements are effective for 1995. Based on current analysis, the impact on the Company's net income and financial condition of adopting these Statements is not expected to be significant.

    In May of 1993, the FASB issued Statement 115, "Accounting for Certain Investments in Debt and Equity Securities," which expands the use of fair value accounting for debt and equity securities. As of January 1, 1994, the Company adopted the provisions of this Statement for investments held as of, or acquired after that date. Statement 115 requires that debt and equity securities be classified as trading, available-for-sale, or held-to-maturity. Fixed maturity securities that the Company has the positive intent and ability to hold to maturity (as narrowly defined by Statement 115) are classified as held-to-maturity and are reported at amortized cost. Fixed maturity securities classified as available-for-sale are carried at market value, with changes in unrealized gains and losses recorded directly to stockholder's equity, net of applicable income taxes and deferred policy acquisition costs valuation allowance. Under Statement 115, trading securities are carried at market value with immediate recognition in income of changes in market value. Since the Company does not have any securities held for trading, the adoption of this Statement had no effect on net income. All marketable equity securities are classified as available-for-sale and continue to be carried at market value, with changes in unrealized gains and losses recorded directly to stockholder's equity, net of applicable income taxes. As required by Statement 115, no restatement of prior period amounts has been made. See
    Note 2 for details of the effect on stockholder's equity of the adoption of Statement 115.

    The FASB issued Statement 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," in October of 1994. Statement 119 requires the presentation of certain disclosures about derivative financial instruments and is effective for 1994. The Company has made the additional required disclosures for 1994 in Note 4.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  INVESTMENT SUMMARY

     A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 1994 follows:

                                                                                 Gross      Gross         Net        Estimated
                                                                Amortized     Unrealized  Unrealized   Unrealized      Market
                                                                   Cost          Gains      Losses     Gain (Loss)     Value
                                                                ----------    ----------  ----------   -----------   ----------
                                                                                      (In Thousands)
     United States government and
       government agencies and authorities ..................   $  664,605      $   704    $ (28,960)    $ (28,276)  $  636,529
     States, municipalities and political subdivisions ......      139,415        4,392       (1,723)        2,669      142,084
     Foreign governments ....................................       71,599        1,019       (2,522)       (1,503)      70,096
     Public utilities .......................................    1,347,080       21,223      (66,446)      (45,223)   1,301,857
     All other corporate bonds ..............................    2,133,189       26,027      (97,641)      (71,614)   2,061,575
     Mortgage-backed securities .............................    1,745,427       30,508      (87,962)      (57,454)   1,687,973
     Other fixed maturities .................................       15,417          208          (77)          131       15,548
                                                                ----------      -------    ---------     ---------   ----------
     Total fixed maturities classified as
       available-for-sale ...................................    6,116,932       84,081     (285,351)     (201,270)   5,915,662
     Marketable equity securities ...........................       15,846        7,577         (676)        6,901       22,747
                                                                ----------      -------    ---------     ---------   ----------
     Total investment securities classified as
       available-for-sale ...................................   $6,132,778      $91,658    $(286,027)     (194,369)  $5,938,409
                                                                ==========      =======    =========                 ==========
      Deferred policy acquisition costs valuation allowance .......................................              -
      Applicable federal income tax ...............................................................         68,140
                                                                                                         ---------
      Unrealized depreciation of investment securities,
        net of tax, included in stockholder's equity ..............................................      $(126,229)
                                                                                                         =========


      A summary of fixed maturities classified as held-to-maturity at December 31, 1994 follows:

                                                                                Gross      Gross         Net        Estimated
                                                                Amortized    Unrealized  Unrealized   Unrealized      Market
                                                                   Cost         Gains      Losses     Gain (Loss)     Value
                                                                ----------   ----------  ----------   -----------   ----------
                                                                                      (In Thousands)
     United States government and
       government agencies and authorities ..................   $  124,266    $   649    $ (10,953)   $ (10,304)   $   113,962
     States, municipalities and political subdivisions ......       36,517      2,260         (527)       1,733         38,250
     Foreign governments ....................................      139,951      2,651       (2,434)         217        140,168
     Public utilities .......................................      436,145     14,090      (19,454)      (5,364)       430,781
     All other corporate bonds ..............................      794,824     10,401      (56,808)     (46,407)       748,417
     Mortgage-backed securities .............................      521,429      8,374      (53,072)     (44,698)       476,731
                                                                ----------    -------    ---------    ---------     ----------
     Total fixed maturities classified as
       held-to-maturity .....................................   $2,053,132    $38,425    $(143,248)   $(104,823)    $1,948,309
                                                                ==========    =======    =========    =========     ==========


     A summary of all fixed maturities at December 31, 1993 follows:

                                                                                Gross       Gross         Net        Estimated
                                                                Amortized    Unrealized   Unrealized   Unrealized      Market
                                                                   Cost         Gains       Losses        Gain         Value
                                                                ----------   ----------   ----------   -----------   ----------
                                                                                      (In Thousands)
     United States government and
       government agencies and authorities ..................   $  684,679     $ 66,049    $   (210)     $ 65,839    $  750,518
     States, municipalities and political subdivisions ......      162,344       25,749         (39)       25,710       188,054
     Foreign governments ....................................      219,355       31,586        (157)       31,429       250,784
     Public utilities .......................................    1,625,212      192,918      (2,548)      190,370     1,815,582
     All other corporate bonds ..............................    2,532,550      236,054     (14,595)      221,459     2,754,009
     Mortgage-backed securities .............................    2,198,155      169,045     (13,997)      155,048     2,353,203
     Other fixed maturities .................................          369           35         (17)           18           387
                                                                ----------     --------    --------      --------    ----------
       Total fixed maturities ...............................   $7,422,664     $721,436    $(31,563)     $689,873    $8,112,537
                                                                ==========     ========    ========      ========    ==========

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 2 (continued)

     As discussed in Note 1, the Company adopted the provisions of FASB Statement 115 as of January 1, 1994. The net effect on stockholder's equity of the adoption of Statement 115 was an increase of $279,957,000 as of January 1, 1994. The net increase was comprised of the following amounts: aggregate market value in excess of amortized cost of fixed maturities classified as available-for-sale of $458,471,000, less deferred policy acquisition costs valuation allowance of $27,768,000 and deferred income taxes at 35% of $150,746,000.

     The aggregate market value of marketable equity securities was in excess of cost by $10,333,000 at December 31, 1993. This amount included gross unrealized gains of $10,354,000 and gross unrealized losses of $21,000.

     The amortized cost and estimated market value of fixed maturities at December 31, 1994, by contractual maturity, are presented below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                         Estimated
                                                            Amortized      Market
     Fixed Maturities Classified as Available-for-Sale         Cost        Value
                                                            ----------   ----------
                                                                 (In Thousands)
     Due in one year or less.............................   $   98,510   $   98,700
     Due after one year through five years...............    1,116,030    1,088,664
     Due after five years through ten years..............    1,601,463    1,534,146
     Due after ten years.................................    1,555,502    1,506,179
     Mortgage-backed securities..........................    1,745,427    1,687,973
                                                            ----------   ----------
               Total.....................................   $6,116,932   $5,915,662
                                                            ==========   ==========

                                                                         Estimated
                                                            Amortized      Market
     Fixed Maturities Classified as Held-to-Maturity           Cost        Value
                                                            ----------   ----------
                                                                 (In Thousands)
     Due in one year or less.............................   $      113   $      113
     Due after one year through five years...............        5,000        4,600
     Due after five years through ten years..............            3            4
     Due after ten years.................................    1,526,587    1,466,861
     Mortgage-backed securities..........................      521,429      476,731
                                                            ----------   ----------
               Total.....................................   $2,053,132   $1,948,309
                                                            ==========   ==========

     At December 31, 1994 and 1993, the Company held below investment grade fixed maturities of $174 million and $152 million at amortized cost, respectively. The respective market values of these investments were approximately $156 million and $152 million. These holdings amounted to 2.0% of the Company's investments in fixed maturities at December 31, 1994 and 1993.

     The carrying value of investments in fixed maturities and mortgage loans that did not produce income during the year ended December 31, 1994 is less than one percent of the total of such investments.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 2 (continued)

     Certain bonds amounting to $4,161,000 and $4,066,000 at December 31, 1994 and 1993, respectively, were on deposit with various regulatory authorities to meet requirements of insurance and financial codes.

     At December 31, 1994 and 1993, mortgage loans constituted approximately 5.9% and 5.7% of total assets, respectively, and are secured by first mortgage liens on income-producing commercial real estate, primarily in the retail, industrial and office building sectors. The majority of the properties are located in the western United States, with 43.7% of the total in California. Individual loans generally do not exceed $5 million. For each of these years, less than 2% of the loans were non-performing.

     The proceeds from sales of investment securities and related gains and losses for 1994 are as follows:

                                                                                     Year Ended December 31, 1994
                                                                     ---------------------------------------------------------
                                                                      Fixed Maturities    Fixed Maturities      Marketable
                                                                     Available-for-Sale   Held-to-Maturity   Equity Securities
                                                                     ------------------   ----------------   -----------------
                                                                                           (In Thousands)
     Proceeds from sales...........................................       $250,227           $         -           $  65
                                                                          ========           ============          =====
     Gross realized gains on sales.................................       $ 12,994           $         -           $ 115
     Gross realized losses on sales................................         (1,533)                    -            (224)
                                                                          --------           ------------          -----
               Realized gains (losses) on sales....................         11,461                     -            (109)

     Other (including net gain on calls and redemptions)...........          2,475                     -               -
     Writedowns (including writedowns on
       securities subsequently sold)...............................         (4,804)                    -               -
                                                                          --------           ------------          -----
     Total realized gain (loss)....................................       $  9,132           $         -           $(109)
                                                                          ========           ============          =====


     The proceeds from sales of investments in fixed maturities and related gains and losses for 1993 and 1992 are as follows:


                                                                                                Year Ended December 31
                                                                                               -----------------------
                                                                                                  1993          1992
                                                                                               ---------      --------
                                                                                                    (In Thousands)
     Proceeds from sales.................................................................       $675,044      $776,352
                                                                                                ========      ========

     Gross realized gains on sales.......................................................       $ 75,895      $ 40,456
     Gross realized losses on sales......................................................        (20,653)      (23,189)
                                                                                                --------      --------
          Realized gains on sales........................................................         55,242        17,267

     Other (including net gain on calls and redemptions).................................         12,749         6,593
     Writedowns (including writedowns on securities subsequently sold)...................        (11,665)      (16,592)
                                                                                                --------      --------
     Total realized gain.................................................................       $ 56,326      $  7,268
                                                                                                ========      ========

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 2 (continued)

     The following summarizes the realized gains and losses, the changes in unrealized gains and losses, and applicable income taxes on all investments:


                                                                    Year Ended December 31
                                                                 ----------------------------
                                                                   1994       1993      1992
                                                                 -------    -------   -------
                                                                        (In Thousands)
     Realized gains (losses):
       Fixed maturities........................................  $ 9,132    $56,326   $ 7,268
       Marketable equity securities............................     (109)     2,063       175
       First mortgage loans on real estate.....................   (3,000)    (4,336)   (3,555)
       Real estate.............................................     (184)      (509)     (511)
       Short-term investments..................................     (200)         -         -
                                                                 -------    -------   -------
               Realized gain before federal income taxes.......  $ 5,639    $53,544   $ 3,377
                                                                 =======    =======   =======

                                                                       Year Ended December 31
                                                                 ----------------------------------
                                                                    1994        1993        1992
                                                                 ---------    ---------   ---------
                                                                            (In Thousands)
     Increase (decrease) in unrealized appreciation of:
       Fixed maturities classified as available-for-sale......   $(201,270)    $    -       $   -
       Marketable equity securities...........................      (3,432)     1,291        (236)
       Applicable federal income tax (expense) benefit........      71,645       (431)         80
                                                                 ---------     ------       -----
               Net change in unrealized appreciation
                 (depreciation)...............................   $(133,057)    $  860       $(156)
                                                                 =========     ======       =====

3.   COMMITMENTS AND CONTINGENCIES

     The Company is obligated under a real estate lease with an affiliate, General America Corporation, which expires in 2010. The minimum annual rental commitments under this obligation are $2,211,000. At December 31, 1994, unfunded mortgage loan commitments approximated $9,360,000. The Company had no other material commitments at December 31, 1994.

     In January 1995, a class action seeking actual and punitive damages, DeVoy
     v. SAFECO Life Insurance Company, Case No. 684407 in the Superior Court of California, County of San Diego, was brought against the Company by an owner of a qualified pension annuity contract. With respect to such contracts, the plaintiffs have challenged both the representations as to interest rates and the calculation of interest. The Company is defending against the action.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUES. Fair value amounts have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amount that could be realized in a current market exchange. The use of different market assumptions and/or estimating methodologies may have a material effect on the estimated fair value amounts.

    Carrying value is a reasonable estimate of fair value for cash, policy loans, short-term investments, accounts receivable and other liabilities.

    Fair value amounts for investments in fixed maturities and marketable equity securities are the same as market value. Market value generally represents quoted market prices for securities traded in the public market place or analytically determined values for securities not publicly traded.

    The fair values of mortgage loans have been estimated by discounting the projected cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

    The fair value of investment contracts with defined maturities is estimated by discounting projected cash flows using rates that would be offered for similar contracts with the same remaining maturities. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value. These investment contracts are included in Funds Held Under Deposit Contracts.

    Other insurance-related financial instruments are exempt from fair value disclosure requirements.

    Estimated fair values of financial instruments at December 31 are as follows:

                                                                      1994                       1993
                                                          --------------------------    ------------------------
                                                            Carrying      Estimated      Carrying     Estimated
                                                             Amount       Fair Value      Amount      Fair Value
                                                          -----------    -----------    ----------    ----------
                                                                                (In Thousands)
    Financial assets:
      Fixed maturities available-for-sale..............   $5,915,662      $5,915,662    $       -    $        -
      Fixed maturities held-to-maturity................    2,053,132       1,948,309     7,422,664    8,112,537
      Marketable equity securities.....................       22,747          22,747        25,166       25,166
      Mortgage loans...................................      552,597         540,000       487,090      529,000

    Financial liabilities:
      Funds held under deposit contracts...............    7,988,456       7,678,000     7,229,439    7,531,000

    DERIVATIVE FINANCIAL INSTRUMENTS. The Company's investments in mortgage-backed securities of $2.2 billion are primarily residential collateralized mortgage obligations and pass-throughs ("CMOs") . CMOs, while technically defined as derivative instruments, are exempt from FAS 119 disclosure requirements. The Company's investment in CMOs comprised of the riskier, highly-volatile type (e.g., interest only, inverse floaters, etc.) has been intentionally limited to only a small amount (i.e., less than 1% of total CMOs at December 31, 1994).

    The Company's involvement in other investment-type derivatives is also, intentionally, of a very limited nature. Such derivatives include currency-linked bonds and fixed-rate loan commitments. Individually, and in the aggregate, these derivatives are not material and thus no additional disclosures are warranted.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  POLICY AND CONTRACT LIABILITIES

    REINSURANCE. The Company protects itself from excessive losses by ceding reinsurance to other companies, using automatic and facultative treaties. Reinsurance contracts do not relieve the Company from its obligations to policyholders. A continuing liability exists in the event a reinsurance company is unable to meet its obligations to the Company. The financial condition of its reinsurers is evaluated by the Company to minimize its exposure to losses from reinsurer insolvencies.

    The balance sheet caption "Reinsurance Recoverables" is comprised of the following amounts:

                                                            December 31
                                                        -------------------
                                                          1994       1993
                                                        -------     -------
                                                           (In Thousands)
    Unpaid losses and adjustment expense.............   $   646     $   132
    Paid claims......................................       506       1,037
    Life policy liabilities..........................    14,033      13,821
    Other reinsurance recoverable....................       332         176
                                                        -------     -------
          Total reinsurance recoverables.............   $15,517     $15,166
                                                        =======     =======

    The effects of reinsurance on the premium and policy benefit amounts in the Statement of Consolidated Income are as follows:

                                                     Year Ended  December 31
                                                 -------------------------------
                                                   1994       1993        1992
                                                 -------     -------     -------
                                                          (In Thousands)
    Reinsurance Ceded:

      Premiums................................   $(9,060)    $(9,576)    $(9,192)
                                                 =======     =======     =======
      Policy benefits.........................   $(5,588)    $(7,441)    $(6,463)
                                                 =======     =======     =======
    Reinsurance Assumed:

      Premiums................................   $   327     $   544     $ 1,936
                                                 =======     =======     =======
      Policy benefits.........................   $ 3,421     $ 3,474     $ 4,920
                                                 =======     =======     =======


    POLICY AND CONTRACT CLAIMS. Loss reserves and health claims, which are generally incurred and paid in full within a one-year period, amount to less than 1% of total policy and contract liabilities. Therefore, no additional disclosures are warranted.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  STATUTORY BASIS INFORMATION

    The Company and its subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis as prescribed or permitted by such authorities (statutory basis). Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed.

    Statutory net income differs from income reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

    Statutory net income and stockholder's equity, by company, are as follows:

                                                                Year Ended December 31
                                                             ----------------------------
                                                               1994       1993      1992
                                                             --------   -------   -------
                                                                     (In Thousands)
    Statutory Net income:
      SAFECO Life Insurance Company.......................   $47,280    $17,724   $29,115
      SAFECO National Life Insurance Company..............     1,242      1,192     1,370
      First SAFECO National Life Insurance Company
        of New York.......................................       108        225       144
                                                             -------    -------   -------
          Total...........................................   $48,630    $19,141   $30,629
                                                             =======    =======   =======

                                                                      December 31
                                                             ------------------------------
                                                               1994       1993       1992
                                                             --------   --------   --------
                                                                    (In Thousands)
    Statutory Stockholder's Equity:
      SAFECO Life Insurance Company........................  $391,328   $357,081   $339,119
      SAFECO National Life Insurance Company...............    15,849     16,228     16,651
      First SAFECO National Life Insurance Company
        of New York........................................     9,644      9,569      9,354
                                                             --------   --------   --------
          Total............................................  $416,821   $382,878   $365,124
                                                             ========   ========   ========

    The Company has received written approval from the Washington State Insurance Department to treat certain loans (all made at market rates) to related SAFECO Corporation subsidiaries as admitted assets. The allowance of such loans has not materially enhanced surplus at December 31, 1994.


7.  DIVIDEND RESTRICTIONS

    Insurance companies are restricted by certain states as to the amount of dividends they may pay within a given calendar year to their parent without regulatory consent. That restriction is the greater of statutory net gain from operations for the previous year or 10% of policyholder surplus at the close of the previous year, subject to a maximum limit equal to statutory earned surplus. The amount of retained earnings available for the payment of dividends to SAFECO Corporation without prior regulatory approval was $51,033,000 at December 31, 1994.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  EMPLOYEE BENEFIT PLANS

    SAFECO Corporation and subsidiary companies (the Companies) administer defined contribution, defined benefit and profit sharing bonus plans covering substantially all employees. The defined contribution plans include profit sharing retirement plans and a savings plan. Benefits are earned under the defined benefit plan for each year of service after 1988, based on the employee's compensation level plus a stipulated rate of return on the benefit balance. It is SAFECO Corporation's policy to fund the defined benefit plan on a current basis to the full extent deductible under federal income tax regulations. The cost of these plans to the Company was $6,329,000, $7,962,000 and $6,519,000 for the years ended December 31,
    1994, 1993 and 1992, respectively.

    The Companies also provide certain healthcare and life insurance benefits ("other postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Companies. The cost of these benefits is shared with the retiree.

    Effective January 1, 1993, the Company adopted FASB Statement 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions." Under Statement 106, the Company now accrues for other postretirement benefits during the years that employees provide services. Prior to adoption of Statement 106, other postretirement benefits were accounted for on a pay-as-you-go (cash) basis. The transition obligation (i.e., the accumulated postretirement benefit obligation) of $3,777,000 was recorded as a cumulative effect adjustment in the first quarter of 1993 which, net of tax, resulted in a reduction of net income of $2,493,000.

    Components of the net periodic other postretirement benefit cost are as follows:


                                                                      Year Ended December 31
                                                                      ----------------------
                                                                         1994         1993
                                                                      ---------     --------
                                                                          (in Thousands)
    Service cost-benefits earned during the period....................   $153         $151
    Interest cost on accumulated postretirement benefit
      obligation......................................................    283          318
    Actual return on plan assets......................................      3           (4)
    Net amortization and deferral.....................................     (7)           4
                                                                         ----         ----
          Total.......................................................   $432         $469
                                                                         ====         ====

    Under the cash basis of accounting for these other postretirement benefits, the expense for the year ended December 31, 1992 was $109,000.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 8 (continued)

    The following table summarizes the funded status of the plan:

                                                                                          December 31
                                                                                     --------------------
                                                                                      1994          1993
                                                                                     ------        ------
                                                                                       (In Thousands)
    Accumulated postretirement benefit obligation (APBO):
      Retirees.................................................................      $1,332        $1,578
      Fully eligible active plan participants..................................         496           725
      Other active plan participants...........................................       1,245         1,555
                                                                                     ------        ------
          Total APBO...........................................................       3,073         3,858
    Less: plan assets at fair value............................................          91            66
                                                                                     ------        ------
    Funded status..............................................................       2,982         3,792
    Unrecognized gain..........................................................       1,424           301
                                                                                     ------        ------
    Accrued postretirement benefit cost recorded on the balance sheet..........      $4,406        $4,093
                                                                                     ======        ======

    Other postretirement benefit cost is determined using actuarial assumptions at the beginning of the year. The funded status is determined using assumptions at the end of the year. The discount rate used was 8-1/2%, 7-1/2% and 8% at December 31, 1994, December 31, 1993 and January 1, 1993, respectively. The accumulated postretirement benefit obligation at December 31, 1994 was determined using a healthcare cost trend rate of 12% for 1995, declining by 1% per year to 6% and remaining at that level thereafter. The ultimate trend rate of 6% represents a 1% reduction from the 7% rate used for the prior year's valuation. A one percentage point increase in the assumed healthcare cost trend rate for each year would increase the accumulated other postretirement benefit obligation as of December 31, 1994 by $341,000 and the annual net periodic other postretirement benefit cost for the year then ended by $71,000.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  INCOME TAXES

    As of January 1, 1993, the Company adopted the liability method of accounting for income taxes pursuant to FASB Statement 109, "Accounting for Income Taxes." This accounting change was implemented through a cumulative effect adjustment which reduced the net deferred tax liability (and increased net income in the first quarter of 1993) by $9,092,000. Prior year financial statements and related disclosures which follow the guidelines provided in APB 11 were not restated. Under the liability method, deferred tax assets and liabilities are determined based on the differences between their financial reporting and their tax bases and are measured using the enacted tax rates.

    Differences between income tax computed by applying the U.S. federal income tax rate of 35% in 1994 and 1993 and 34% in 1992 to income before income taxes and the provision for federal income taxes are as follows:

                                                                                Year Ended December 31
                                                                        ---------------------------------------
                                                                         1994             1993           1992
                                                                        -------         -------         -------
                                                                                       (In Thousands)
    Computed "expected" tax expense ................................    $47,040         $61,399         $42,409
    Dividends received deduction ...................................        (64)            (52)            (58)
    Tax exempt interest ............................................         (8)             (9)            (11)
    Provision for settlement of prior years' tax obligation ........          -           2,000           6,000
    Federal tax rate change ........................................          -           2,040               -
    Other ..........................................................        243              84               1
                                                                        -------         -------         -------
        Income tax expense .........................................    $47,211         $65,462         $48,341
                                                                        =======         =======         =======
    Percent of income tax expense to income before tax .............       35.1%           37.3%           38.8%
                                                                        =======         =======         =======

    The tax effect of temporary differences which give rise to the deferred tax assets and deferred tax liabilities are as follows:

                                                                              December 31
                                                                        -----------------------
                                                                          1994            1993
                                                                        --------        -------
                                                                            (In Thousands)
    Deferred tax assets:
      Discounted loss and adjustment expense reserves ..............    $  1,679        $ 1,026
      Unearned premium reserves ....................................       2,012          1,699
      Adjustment to life policy liabilities ........................      20,444          7,838
      Capitalization of policy acquisition costs -- 1990 Tax Act ...      18,263         14,105
      Postretirement benefits ......................................       1,542          1,435
      Realized capital gains .......................................       5,422          6,310
      Guarantee fund assessment ....................................       3,250          2,282
      Unrealized depreciation of investment securities .............      68,028              -
      Other ........................................................       1,343          1,569
                                                                        --------        -------
        Total deferred tax assets ..................................     121,983         36,264
                                                                        --------        -------
    Deferred tax liabilities:
      Deferred policy acquisition costs ............................      86,798         82,048
      Bond discount accrual ........................................       4,133          2,164
      Unrealized appreciation of marketable equity securities ......           -          3,617
      Other ........................................................         823              5
                                                                        --------        -------
          Total deferred tax liabilities ...........................      91,754         87,834
                                                                        --------        -------
          Net deferred tax (asset) liability .......................    $(30,229)       $51,570
                                                                        ========        =======

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 9 (continued)

    The deferred tax benefit of $10,154,000 for 1994 represents the decrease in the net deferred tax liability of $81,799,000 excluding a decrease of $71,645,000 related to unrealized depreciation of investment securities.

    The deferred federal income tax benefit of $26,135,000 for 1993 represents a decrease in the net deferred federal income tax liability of $25,704,000 excluding an increase of $431,000 related to unrealized appreciation of marketable equity securities. The tax related to the increase in appreciation of marketable equity securities approximated $543,000 during 1993. Of that amount, $112,000, which related to the 1% increase in the federal income tax rate, was charged directly to income with the remainder charged directly to stockholder's equity.

    Deferred federal income taxes for 1992 were provided on the difference between the Company's taxable income and income for financial reporting purposes according to the guidelines provided in APB 11. The components of the deferred federal income tax benefit using these guidelines are as follows:


                                                                  Year Ended
                                                                 December 31,
                                                                     1992
                                                                 ------------
                                                                (In Thousands)
Increase in deferred policy acquisition costs................      $  8,975
Capitalization of policy acquisition costs - 1990 Tax Act....        (4,162)
Basis difference on capital gains............................          (280)
Adjustment to policy reserves................................       (27,393)
Accrual of market discount...................................         1,179
Other........................................................        (1,292)
                                                                   --------
     Deferred federal income tax benefit.....................      $(22,973)
                                                                   ========


SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10. SEGMENT DATA

                                                                         Year Ended December 31, 1994
                                                                     ------------------------------------
                                                                     Financial     Employee
                                                                     Services      Benefits       Total
                                                                     ---------     --------      --------
                                                                                (in Thousands)
    Revenue:
      Premiums and Other (Including $27,955 of financial
        services revenue received from affiliates)...............    $ 42,805      $219,919      $262,724
     Identifiable Investment Income..............................     395,127       245,909       641,036
     Investment Income Allocated.................................      39,909        24,725        64,634
     Identifiable Realized Gain from Investments.................       6,744         1,267         8,011
     Realized Loss from Investments Allocated....................      (1,463)         (909)       (2,372)
                                                                     --------      --------      --------
         Total Revenue...........................................    $483,122      $490,911      $974,033
                                                                     ========      ========      ========
    Income Before Income Taxes....................................   $ 70,200      $ 64,201      $134,401
                                                                     ========      ========      ========


                                                                                  December 31, 1994
                                                                       --------------------------------------
                                                                       FinanciaL     Employee
                                                                       Services      Benefits        Total
                                                                       ---------     --------      ----------
                                                                                      (in Thousands)
    Identifiable Assets:
       Deferred Policy Acquisition Costs...........................    $  151,614    $   95,576    $  247,190
       Policy Loans................................................        28,467        24,862        53,329
       Invested Assets.............................................     4,859,921     2,874,141     7,734,062
       Other.......................................................       153,120       248,641       401,761
      Invested Assets Allocated.....................................      542,890       336,343       879,233
      Other Assets Allocated........................................         (880)         (569)       (1,449)
                                                                       ----------    ----------    ----------
            Total Assets............................................   $5,735,132    $3,578,994    $9,314,126
                                                                       ==========    ==========    ==========
     Amortization of Deferred Policy Acquisition Costs.............    $    9,914    $   19,493    $   29,407
                                                                       ==========    ==========    ==========

    A major portion of investment income, realized gains or losses and assets is specifically identifiable with an industry segment. The remainder of these amounts has been allocated in proportion to the investment income identified with each segment.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 10 (continued)

                                                                                      Year Ended December 31, 1993
                                                                                  -------------------------------------
                                                                                  Financial    Employee
                                                                                  Services     Benefits        Total
                                                                                  ----------   ----------    ----------
                                                                                              (In Thousands)
 Revenue:
     Premiums and Other (including $23,195 of financial services revenue
       received from affiliates)................................................  $   40,000   $  251,478    $  291,478
     Identifiable Investment Income.............................................     352,076      251,740       603,816
     Investment Income Allocated................................................      38,408       25,498        63,906
     Identifiable Realized Gain (Loss) from Investments.........................      64,442       (6,567)       57,875
     Realized Loss from Investments Allocated...................................      (2,956)      (1,375)       (4,331)
                                                                                  ----------   ----------    ----------
                    Total Revenue...............................................  $  491,970   $  520,774    $1,012,744
                                                                                  ==========   ==========    ==========
     Income Before Income Taxes.................................................  $  117,287   $   58,140    $  175,427
                                                                                  ==========   ==========    ==========


                                                                                             December 31, 1993
                                                                                   -------------------------------------
                                                                                   Financial    Employee
                                                                                   Services     Benefits        Total
                                                                                   ----------   ----------    ----------
                                                                                              (In Thousands)
 Identifiable Assets:
     Deferred Policy Acquisition Cost...........................................   $  137,479   $   96,721    $  234,200
     Policy Loans...............................................................       26,181       24,307        50,488
     Invested Assets............................................................    4,253,688    2,906,514     7,160,202
     Other......................................................................       98,972      159,396       258,368
 Invested Assets Allocated......................................................      513,921      342,861       856,782
 Other Assets Allocated.........................................................       21,160       13,185        34,345
                                                                                   ----------   ----------    ----------
                 Total Assets...................................................   $5,051,401   $3,542,984    $8,594,385
                                                                                   ==========   ==========    ==========
 Amortization of Deferred Policy Acquisition Costs..............................   $    7,395   $   18,955    $   26,350
                                                                                   ==========   ==========    ==========


    A major portion of investment income, realized gains or losses and assets is specifically identifiable with an industry segment. The remainder of these amounts has been allocated in proportion to the investment income identified with each segment.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 10 (continued)


                                                                                Year Ended December 31, 1992
                                                                            ------------------------------------
                                                                            Financial     Employee
                                                                             Services     Benefits      Total
                                                                            ----------   ----------   ----------
                                                                                       (In Thousands)
     Revenue:
         Premiums and Other (including $20,517 of financial
              services revenue received from affiliates)................    $   39,010   $  277,641   $  316,651
         Identifiable Investment Income.................................       304,764      250,969      555,733
         Investment Income Allocated....................................        40,158       27,362       67,520
         Identifiable Realized Gain (Loss) from Investments.............        11,518       (8,659)       2,859
         Realized Gain (Loss) from Investments Allocated................          (237)         755          518
                                                                            ----------   ----------   ----------

               Total Revenue............................................    $  395,213   $  548,068   $  943,281
                                                                            ==========   ==========   ==========

     Income Before Income Taxes.........................................    $   66,030   $   58,703   $  124,733
                                                                            ==========   ==========   ==========

                                                                                     December 31, 1992
                                                                            ------------------------------------
                                                                            Financial    Employee
                                                                            Services     Benefits       Total
                                                                            ----------   ----------   ----------
                                                                                       (In Thousands)
     Identifiable Assets:
         Deferred Policy Acquisition Cost...............................    $  124,459   $   97,166   $  221,625
         Policy Loans...................................................        26,245       24,210       50,455
         Invested Assets................................................     3,524,626    2,751,097    6,275,723
         Other..........................................................        78,986      118,172      197,158
     Invested Assets Allocated..........................................       481,718      341,961      823,679
     Other Assets Allocated.............................................        20,920       12,623       33,543
                                                                            ----------   ----------   ----------
                Total Assets............................................    $4,256,954   $3,345,229   $7,602,183
                                                                            ==========   ==========   ==========

     Amortization of Deferred Policy Acquisition Costs..................    $    4,940   $   13,921   $   18,861
                                                                            ==========   ==========   ==========

     A major portion of investment income, realized gains or losses and assets is specifically identifiable with an industry segment. The remainder of these amounts has been allocated in proportion to the investment income identified with each segment.

                      SAFECO RESOURCE VARIABLE ACCOUNT B
                                    PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

a. FINANCIAL STATEMENTS The following audited financial statements of the Registrant and of SAFECO Life Insurance Company are included in the Statement of Additional Information of this Registration Statement:

    REGISTRANT:
      Statements of Assets and Liabilities as of December 31, 1994.
      Statements of Operations for the year ended December 31, 1994.
      Statements of Changes in Net Assets for the years ended December 31, 1994 and 1993.
      Notes to Financial Statements (including accumulation unit data).

    SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES:

      Consolidated Balance Sheets as of December 31, 1994 and 1993.
      Statement of Consolidated Income for the years ended December 31, 1994, 1993 and 1992.
      Statement of Changes in Stockholder's Equity for the years ended December 31, 1994, 1993 and 1992.
      Statement of Consolidated Cash Flows for the years ended
      December 31, 1994, 1993 and 1992.
      Notes to Consolidated Financial Statements.

b.  EXHIBITS

Exhibit Number       Description of Document

     1.        Resolution of Board of Directors of SAFECO                    *
               authorizing the establishment of the Separate

               Account.

     2.        Not Applicable

     3. (i)    Form of Principal Underwriter's Agreement
        (ii)   Selling Agreement                                            **

     4. (i)    Individual Single Purchase Payment Deferred
               Variable Annuity Contract
        (ii)   Riders and Endorsements

     5.        Application for Annuity Contract                             **

     6. (i)    Copy of Articles of Incorporation of SAFECO                 ***
        (ii)   Copy of the Bylaws of SAFECO                                ***

     7.        Not Applicable

     8.a.(i)   Fund Participation Agreement                                 **
         (ii)  Reimbursement Agreement                                      **
         (iii) Participating Contract and Policy Agreement                  **

     +8.b. Participation Agreement by and among SAFECO Life Insurance Company, Investment Management Series, on behalf of the Federated Corporate Bond Fund, Federated Securities Corp. and Federated Advisers.

    +8.c. Participation Agreement by and among SAFECO Life Insurance Company,
          Investment Management Series, on behalf of the Federated Utility Fund, Federated Securities Corp. and Federated Advisers.

    +8.d. Participation Agreement by and among SAFECO Life Insurance Company,
          Investment Management Series, on behalf of the Federated International Stock Fund, Federated Securities Corp. and Federated Advisers.

    +8.e. Participation Agreement by and among SAFECO Life Insurance Company,
          Lexington Natural Resources Trust, and Lexington Management
          Corporation.

    +8.f. Participation Agreement by and among SAFECO Life Insurance Company,
          Lexington Emerging Markets Fund, Inc., and Lexington Management Corporation.

     9.   Opinion and Consent of Counsel

     10.  Consent of Independent Auditors

     11.  Not Applicable

     12.  Agreement Governing Contribution                              *

    +13.  Calculation of Performance Information

     14.  Power of Attorney

     15.  Representation of Counsel

     * Incorporated by reference to Registrant's initial Form N-4 filed with the SEC on or about June 24, 1986.

    ** Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on December 29, 1995 (File No. 33-69712).

   *** Incorporated by reference to Registration Statement of SAFECO Separate Account C filed with the SEC on June 16, 1995 (File No. 33-60331).

     +    To be filed by amendment.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Set forth below is a list of each director and officer of SAFECO Life Insurance Company ("SAFECO") who is engaged in activities relating to SAFECO Resource Variable Account B or the variable annuity contracts offered through SAFECO Resource Variable Account B. Unless otherwise indicated the principal business address of all officers or directors listed is 15411 N. E. 51st Street, Redmond, Washington 98052.

      Name                              Position with SAFECO
      ----                              --------------------

*     Roger H. Eigsti              Director, Chairman of the Board

      Richard E. Zunker            Director and President

*     Boh A. Dickey                Director and Executive Vice President

      John P. Fenlason             Senior Vice President

      Roger F. Harbin              Senior Vice President

*     Rod A. Pierson               Director, Senior Vice President
                                   and Secretary

*     Donald S. Chapman            Director

      Name                         Position with SAFECO
      ----                         --------------------

*     Dan D. McLean                Director

*     James W. Ruddy               Director

*     Robert W. Swegle             Director

      F. Gregory Clarke            Vice President

      James T. Flynn               Vice President, Controller
                                   and Assistant Secretary

      Michael H. Kinzer            Vice President and Chief Actuary

*     Ron L. Spaulding             Director, Vice President

*     Michael C. Knebel            Vice President and Treasurer

      William C. Huff              Actuary

      George C. Pagos              Associate General Counsel, Vice President and
                                   Assistant Secretary

* The principal business address of these officers and directors is SAFECO Plaza, Seattle, Washington 98185.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

SAFECO Life Insurance Company ("SAFECO") established SAFECO Resource Variable Account B ("Registrant") by resolution of its Board of Directors pursuant to Washington law. SAFECO is a wholly-owned subsidiary of SAFECO Corporation, which is a publicly-owned company. Both companies were organized under Washington law. SAFECO Corporation, a Washington corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company of America, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties Inc., SAFECO Credit Company, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, and SAFECO Insurance Company of Illinois, an Illinois corporation. SAFECO Corporation owns 20% of Agena, Inc., a Washington corporation. SAFECO Insurance Company of America owns 100% of SAFECO Management Corp., a New York corporation, and SAFECO Surplus Lines Insurance Company, a Washington corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, and First SAFECO National Life Insurance Company of New York, a New York corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of COMAV Mangers, Inc., an Illinois corporation, F.B. Beattie & Co., Inc., a Washington corporation, General America Corp. of Texas, a Texas corporation, Talbot Financial Corporation, a Washington corporation and Whitehall Insurance Brokers, Inc., a California corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for SAFECO Lloyds Insurance Company, a Texas corporation. Talbot Financial Corporation owns 100% of PNMR Securities, Inc., a Washington corporation and Talbot Agency, Inc., New Mexico corporation. SAFECO Properties Inc. owns 100% of the following, each a Washington corporation: RIA Development, Inc., SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of the following, each a Washington corporation: S.C. Bellevue, Inc., S.C. Everett, Inc., S.C. Marysville, Inc., S.C. Simi Valley, Inc. and S.C. Vancouver, Inc. SAFECARE Company, Inc. owns 50% of Lifeguard Ventures, Inc., a California corporation. S.C. Simi Valley, Inc. owns 100% of Simi Valley Hospital, Inc., a Washington corporation. Winmar Company, Inc. owns 100% of C-W Properties, Inc., a Washington corporation. Winmar Company, Inc. owns 100% of the following:
Barton Street Corp., Gem State Investors, Inc., Kitsap Mall, Inc. WNY Development, Inc., Winmar

Cascade, Inc., Winmar Metro, Inc., Winmar Northwest, Inc., Winmar Redmond, Inc. and Winmar of Kitsap, Inc., each a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SAFECO Properties of Boise, Inc., an Idaho corporation, SCIT, Inc., a Massachusetts corporation, Valley Fair Shopping Centers, Inc., a Delaware corporation, WDI Golf Club, Inc., a California corporation, Winmar Oregon, Inc., an Oregon corporation, Winmar of Texas, Inc., a Texas corporation, Winmar of Wisconsin, Inc., a Wisconsin corporation, and Winmar of the Desert, Inc., a California corporation. Winmar Oregon, Inc. owns 100% of the following, each an Oregon corporation: North Coast Management, Inc., Pacific Surfside Corp., Winmar of Jantzen Beach, Inc. and W-P Development, Inc., and 100% of the following, each a Washington corporation: Washington Square, Inc. and Winmar Pacific, Inc.

No person is directly or indirectly controlled by Registrant.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of September 30, 1995, there were 1,119 Contract Owners and 9,013 Certificate-Holders of the Registrant.

ITEM 28.  INDEMNIFICATION

Under its Bylaws, SAFECO, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of SAFECO or otherwise) by reason of the fact that he or she is or was a director of SAFECO, or, while a director of SAFECO, is or was serving at the request of SAFECO as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

SAFECO shall extend such indemnification as is provided to directors above to any person, not a director of SAFECO, who is or was an officer of SAFECO or is or was serving at the request of SAFECO as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of SAFECO may, by resolution, extend such further indemnification to an officer or such other person as may to it seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of SAFECO pursuant to such provisions of the bylaws or statutes or otherwise, SAFECO has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by SAFECO of expenses incurred or paid by a director, officer or controlling person of SAFECO in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Contracts issued by the Separate Account, SAFECO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

   a. SAFECO Securities, Inc., the principal underwriter for the Contracts, also acts as the principal underwriter for SAFECO's Individual Flexible Premium Variable Life Insurance Policies and Group Variable Annuity Contracts.

   b. The following information is provided for each officer and director of the principal underwriter:

      Name and Principal                  Positions and Offices
      Business Address*                   with Underwriter
      -----------------                   ----------------

      Boh A. Dickey                       Director
      Ronald Spaulding                    Director
      David F. Hill                       Director, President and Secretary
      Neal A. Fuller                      Controller, Treasurer,
                                             Financial Principal and
                                             Assistant Secretary

   *The business address for all individuals listed is SAFECO Plaza, Seattle, Washington 98185.

   c. During the fiscal year ended December 31, 1994, PNMR Securities, Inc., through SAFECO Securities, Inc., received $1,640,855 in commissions for the distribution of certain annuity contracts sold in connection with Registrant of which no payments were retained. PNMR did not receive any other compensation in connection with the sale of Registrant's contracts.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

SAFECO Life Insurance Company at 15411 N.E. 51st Street, Redmond, Washington 98052 and/or SAFECO Asset Management Company at SAFECO Plaza, Seattle, Washington 98185, maintain physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable

ITEM 32.  UNDERTAKINGS

Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

   a. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   b. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   c. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
      Section 403(b)(11) to the attention of the potential participants;

   d. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Seattle, and State of Washington on this 21st day of December, 1995.

                                          SAFECO Resource Variable Account B
                                          ----------------------------------
                                               Registrant

                                    By:   SAFECO Life Insurance Company
                                          ----------------------------------

                                    By:   /S/ RICHARD E. ZUNKER
                                          ----------------------------------
                                          Richard E. Zunker, President

                                          SAFECO Life Insurance Company
                                          ----------------------------------
                                             Depositor

                                    By:   /S/ RICHARD E. ZUNKER
                                          ----------------------------------
                                          Richard E. Zunker, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

     Name                     Title                       Date
     ----                     -----                       ----

DONALD S. CHAPMAN*            Director
-----------------------
Donald S. Chapman

DAN D. McLEAN*                Director
-----------------------
Dan D. McLean

/S/ BOH A. DICKEY             Director and
-----------------------
Boh A. Dickey                 Executive Vice President

R. H. EIGSTI*                 Director and Chairman
-----------------------
R. H. Eigsti

JAMES T. FLYNN*               Vice President, Controller and
-----------------------
James T. Flynn                Assistant Secretary (Principal
                              Accounting Officer)

RONALD SPAULDING*             Director and Vice
-----------------------
Ronald Spaulding              President

ROD A. PIERSON*               Director, Senior Vice
-----------------------
Rod Pierson                   President and Secretary

JAMES W. RUDDY*               Director
-----------------------
James W. Ruddy

ROBERT SWEGLE*                Director
-----------------------
Robert Swegle

                              Director and President

/S/ RICHARD E. ZUNKER         (Principal Executive
-----------------------
Richard E. Zunker             Officer)

                              *By:/S/ BOH A. DICKEY
                                  -----------------------
                                 Boh A. Dickey
                                 Attorney-in-Fact

                              *By:/S/ RICHARD E. ZUNKER
                                  -----------------------
                                 Richard E. Zunker
                                 Attorney-in-Fact

                                  EXHIBIT INDEX

                                                                   SEQUENTIALLY
EXHIBIT                                                           NUMBERED PAGE*
NUMBER                   DESCRIPTION

3(i)                     Form of Principal Underwriter's Agreement

4(i)                     Individual Single Purchase Payment Deferred Variable
                         Annuity Contract

4(ii)                    Riders and Endorsements

9                        Opinion and Consent of Counsel

10                       Consent of Independent Auditors

13+                      Calculation of Performance Information

14                       Power of Attorney

15                       Representation of Counsel

---------------------------------------
* IN MANUALLY-SIGNED ORIGINAL ONLY.
+ To be filed by amendment.